United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024

Item 1. Report to Stockholders

(a)

A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, is provided.

(b)

Not applicable.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)

Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2024

Thrivent Core Funds

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 27, 2024

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
                                                                                (principal executive officer)

Date:  June 27, 2024

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Semiannual Report
April 30, 2024
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 3
Thrivent Core International Equity Fund 4
Thrivent Core Low Volatility Equity Fund 5
Thrivent Core Mid Cap Value Fund 6
Thrivent Core Short-Term Reserve Fund 7
Thrivent Core Small Cap Value Fund 8
Shareholder Expense Example 9
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 10
Thrivent Core Emerging Markets Equity Fund 17
Thrivent Core International Equity Fund 25
Thrivent Core Low Volatility Equity Fund 32
Thrivent Core Mid Cap Value Fund 36
Thrivent Core Short-Term Reserve Fund 38
Thrivent Core Small Cap Value Fund 44
Statement of Assets and Liabilities 46
Statement of Operations 48
Statement of Changes in Net Assets 50
Notes to Financial Statements 53
Financial Highlights 64
Additional Information 66

Thrivent Core Emerging Markets Debt Fund
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt Fund involves risks including emerging markets, sovereign debt, foreign securities, credit, derivatives, high yield, interest rate, investment adviser, issuer, liquidity, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Countries
(% of Net Assets)
Mexico 5.9%
Indonesia 5.1%
Dominican Republic 4.3%
Saudi Arabia 3.8%
Virgin Islands, British 3.3%
Turkey 3.3%
Oman 3.2%
Chile 2.9%
United Arab Emirates 2.8%
Angola 2.7%
Investments in securities in these countries
represent 37.3% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and
S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries
are subject to change.
Major Market Sectors
(% of Net Assets)
Foreign Government 83.6%
Energy 9.1%
Utilities 2.1%
Communications Services 1.0%
Financials 0.2%
Transportation 0.2%

Thrivent Core Emerging Markets Equity Fund
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, Jing Wang, CFA, and Shu Guo, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity Fund involves risks including emerging markets, China, foreign securities, derivatives, equity security, foreign currency, investment adviser, issuer, market, quantitative investing, regional, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.3%
Short-Term Investments 1.5%
Preferred Stock 1.2%
Total 100.0%
Top 10 Countries
(% of Net Assets)
India 19.8%
Taiwan 18.6%
Cayman Islands 13.6%
China 11.0%
South Korea 10.0%
Brazil 5.9%
Saudi Arabia 3.1%
Indonesia 2.7%
United Arab Emirates 2.1%
South Africa 2.0%
Investments in securities in these countries
represent 88.8% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 25.5%
Financials 21.8%
Consumer Discretionary 13.2%
Materials 8.4%
Communications Services 7.7%
Energy 5.5%
Industrials 4.9%
Health Care 3.7%
Consumer Staples 3.6%
Real Estate 3.0%

Thrivent Core International Equity Fund
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, Jing Wang, CFA, and Shu Guo, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity Fund involves risks including equity security, foreign securities, quantitative investing, foreign currency, investment adviser, issuer, large cap, market, mid cap, regional, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Short-Term Investments 0.6%
Preferred Stock < 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 20.3%
United Kingdom 13.3%
Canada 10.3%
Switzerland 9.0%
France 8.3%
Australia 6.4%
Germany 6.2%
Netherlands 6.0%
Spain 3.7%
Italy 3.6%
Investments in securities in these countries
represent 87.1% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 18.9%
Industrials 17.1%
Health Care 12.3%
Consumer Discretionary 11.5%
Information Technology 10.5%
Materials 7.6%
Consumer Staples 7.4%
Energy 6.3%
Communications Services 3.7%
Utilities 2.8%

Thrivent Core Low Volatility Equity Fund
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity Fund involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.5%
Short-Term Investments 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 2.6%
Verizon Communications, Inc. 2.3%
Marsh & McLennan Companies, Inc. 2.3%
Chubb, Ltd. 2.2%
Merck & Company, Inc. 2.2%
McDonald's Corporation 2.1%
Roper Industries, Inc. 2.1%
Cboe Global Markets, Inc. 2.1%
Cisco Systems, Inc. 2.0%
Motorola Solutions, Inc. 2.0%
These securities represent 21.9% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 21.7%
Financials 18.0%
Health Care 17.9%
Consumer Staples 13.0%
Industrials 11.0%
Utilities 7.2%
Communications Services 4.9%
Consumer Discretionary 4.0%
Energy 1.6%
Materials 0.2%

Thrivent Core Mid Cap Value Fund
Graham Wong, CFA, and Nicholas E. Griffith, MD, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Mid Cap Value Fund involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.5%
Short-Term Investments 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Flowserve Corporation 2.4%
General Dynamics Corporation 2.3%
Carlyle Group, Inc. 2.2%
MKS Instruments, Inc. 2.0%
U.S. Bancorp 2.0%
MSC Industrial Direct Company, Inc. 2.0%
Allstate Corporation 1.9%
Lear Corporation 1.9%
Coterra Energy, Inc. 1.9%
Celanese Corporation 1.8%
These securities represent 20.4% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.1%
Industrials 17.4%
Consumer Discretionary 10.3%
Energy 8.7%
Health Care 8.7%
Information Technology 7.5%
Materials 7.2%
Consumer Staples 5.8%
Real Estate 5.6%
Utilities 5.3%

Thrivent Core Short-Term Reserve Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, mortgage-backed and other asset-backed securities, credit, cybersecurity, financial sector, government securities, investment adviser, portfolio turnover rate, prepayment, redemption and lending, redemption and share ownership, and regulatory risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 0.9%
Federal Farm Credit Bank 0.9%
Federal Agricultural Mortgage
Corporation 0.9%
Enbridge US, Inc. 0.7%
Microchip Technology, Inc. 0.6%
Liberty Street Funding, LLC 0.5%
Bank of America Corporation 0.5%
Amcor Finance USA, Inc. 0.5%
KeyBank NA/Cleveland, OH 0.5%
Sempra 0.5%
These securities represent 6.5% of the total net
assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 41.9%
Utilities 13.6%
Consumer Cyclical 11.4%
U.S. Government & Agencies 8.2%
Consumer Non-Cyclical 5.9%
Capital Goods 4.3%
Basic Materials 4.2%
Technology 3.5%
U.S. Municipals 3.5%
Transportation 2.1%

Thrivent Core Small Cap Value Fund
Christopher J. Parker, CFA, and Charmaine Chan, CFA, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Small Cap Value Fund involves risks including small cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 2.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
MKS Instruments, Inc. 2.2%
Heartland Financial USA, Inc. 2.2%
Air Lease Corporation 2.2%
Gulfport Energy Corporation 2.1%
Meritage Homes Corporation 2.1%
Summit Materials, Inc. 2.0%
Cushman and Wakefield plc 2.0%
Greif, Inc. 2.0%
Magnolia Oil & Gas Corporation 2.0%
F.N.B. Corporation 1.9%
These securities represent 20.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 23.6%
Industrials 18.6%
Consumer Discretionary 13.3%
Information Technology 10.5%
Energy 6.9%
Materials 6.8%
Real Estate 5.8%
Consumer Staples 4.3%
Health Care 3.6%
Utilities 3.0%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2023 through April 30, 2024.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 11/1/2023
Ending Account Value
4/30/2024
Expenses Paid During
Period  11/1/2023
- 4/30/2024
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $1,115 $0.26 0.05%
Hypothetical
**
$1,000 $1,025 $0.25 0.05%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $1,159 $1.06 0.20%
Hypothetical
**
$1,000 $1,024 $1.00 0.20%
Thrivent Core International Equity Fund
Actual
$1,000 $1,164 $0.46 0.09%
Hypothetical
**
$1,000 $1,024 $0.43 0.09%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $1,130 $0.26 0.05%
Hypothetical
**
$1,000 $1,025 $0.25 0.05%
Thrivent Core Mid Cap Value Fund
Actual
$1,000 $1,176 $0.27 0.05%
Hypothetical
**
$1,000 $1,025 $0.25 0.05%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,029 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
Thrivent Core Small Cap Value Fund
Actual
$1,000 $1,203 $0.26 0.05%
Hypothetical
**
$1,000 $1,025 $0.24 0.05%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
182/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96 .2% ) Value
Angola (2.7%)
Angola Government International
Bond
$ 1,000,000 9.500%,  11/12/2025 $ 1,015,000
13,000,000 8.250%,  5/9/2028 12,228,320
6,000,000 8.750%,  4/14/2032
a
5,419,200
2,000,000 9.125%,  11/26/2049 1,661,500
Total 20,324,020
Argentina (2.4%)
Argentina Government International
Bond
1,800,000 0.750%,  7/9/2030
b
1,041,318
21,200,000 3.625%,  7/9/2035
b
9,726,135
15,700,000 3.500%,  7/9/2041
b
6,863,395
Total 17,630,848
Azerbaijan (0.7%)
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 4,865,093
Total 4,865,093
Bahrain (2.1%)
Bahrain Government International
Bond
1,000,000 4.250%,  1/25/2028 923,280
1,000,000 5.250%,  1/25/2033 869,040
3,000,000 5.625%,  5/18/2034
a
2,625,000
1,000,000 7.750%,  4/18/2035
a
1,016,848
6,000,000 7.500%,  9/20/2047
a
5,535,000
1,000,000 7.500%,  9/20/2047 922,500
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 3,991,600
Total 15,883,268
Brazil (2.3%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,081,975
3,000,000 2.875%,  6/6/2025 2,897,774
1,000,000 4.500%,  5/30/2029 930,012
5,000,000 3.875%,  6/12/2030 4,390,465
4,300,000 5.000%,  1/27/2045 3,234,826
2,000,000 5.625%,  2/21/2047 1,625,972
Total 17,161,024
Canada (0.9%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
1,413,390
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,313,425
Total 6,726,815
Cayman Islands (0.3%)
Oryx Funding, Ltd.
2,200,000 5.800%,  2/3/2031 2,164,360
Total 2,164,360
Principal
Amount Long-Term Fixed Income (96.2%) Value
Chile (2.9%)
Chile Government International
Bond
$ 1,700,000 3.100%,  1/22/2061 $ 993,687
8,500,000 3.500%,  1/25/2050 5,829,240
1,200,000 3.125%,  1/21/2026 1,150,618
2,600,000 3.240%,  2/6/2028 2,398,554
8,850,000 2.550%,  7/27/2033 6,951,272
2,000,000 3.500%,  1/31/2034 1,688,695
1,000,000 4.340%,  3/7/2042 830,477
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
1,999,201
Total 21,841,744
Colombia (2.7%)
Colombia Government International
Bond
3,375,000 3.875%,  4/25/2027 3,128,610
1,000,000 7.500%,  2/2/2034 982,996
1,500,000 7.375%,  9/18/2037 1,429,345
8,500,000 6.125%,  1/18/2041 6,968,032
3,000,000 4.125%,  2/22/2042 1,905,767
1,605,000 5.625%,  2/26/2044 1,203,731
3,000,000 5.000%,  6/15/2045 2,065,321
Ecopetrol SA
1,000,000 8.875%,  1/13/2033 1,023,501
1,000,000 8.375%,  1/19/2036 972,146
Total 19,679,449
Costa Rica (1.4%)
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,040,162
2,000,000 6.550%,  4/3/2034
a
2,024,197
6,900,000 7.000%,  4/4/2044 6,998,113
Total 10,062,472
Dominican Republic (4.3%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,302,742
1,000,000 5.950%,  1/25/2027
a
980,772
3,000,000 5.500%,  2/22/2029
a
2,850,476
4,500,000 4.875%,  9/23/2032
a
3,937,498
130,000,000 11.250%,  9/15/2035
a,c
2,329,098
2,500,000 7.450%,  4/30/2044
a
2,543,264
3,900,000 6.850%,  1/27/2045 3,706,050
7,300,000 6.500%,  2/15/2048
a
6,668,723
8,000,000 6.400%,  6/5/2049
a
7,220,148
Total 31,538,771
Ecuador (1.3%)
Ecuador Government International
Bond
2,500,000 6.000%,  7/31/2030
b
1,755,391
14,800,000 3.500%,  7/31/2035
b
8,105,364
Total 9,860,755
Egypt (2.6%)
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a
1,018,710

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Egypt (2.6%) - continued
$ 2,000,000 8.875%,  5/29/2050
a
$ 1,568,640
2,000,000 8.750%,  9/30/2051
a
1,543,784
500,000 8.150%,  11/20/2059
a
361,920
3,300,000 7.600%,  3/1/2029 2,961,684
3,500,000 7.053%,  1/15/2032
a
2,835,182
3,000,000 8.500%,  1/31/2047 2,284,560
9,000,000 7.903%,  2/21/2048 6,514,200
Total 19,088,680
El Salvador (0.7%)
El Salvador Government
International Bond
2,300,000 8.625%,  2/28/2029 2,014,085
4,500,000 7.625%,  2/1/2041 3,088,971
Total 5,103,056
Gabon (0.3%)
Gabon Government International
Bond
662,000 6.950%,  6/16/2025 636,116
2,000,000 6.625%,  2/6/2031 1,571,000
Total 2,207,116
Ghana (1.0%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
d
959,376
3,000,000 7.750%,  4/7/2029
a,d
1,450,500
3,556,000 8.625%,  4/7/2034
a,d
1,720,215
3,000,000 7.875%,  2/11/2035
a,d
1,447,500
4,000,000 8.875%,  5/7/2042
d
1,922,080
Total 7,499,671
Guatemala (1.5%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
875,903
4,590,000 4.500%,  5/3/2026 4,406,400
2,200,000 4.375%,  6/5/2027 2,064,700
3,000,000 5.375%,  4/24/2032 2,790,291
1,000,000 4.650%,  10/7/2041
a
757,000
Total 10,894,294
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027
e
946,250
Total 946,250
Hungary (1.3%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,903,640
2,000,000 2.125%,  9/22/2031 1,537,500
3,000,000 6.250%,  9/22/2032
a
3,022,500
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,494,730
Total 9,958,370
Principal
Amount Long-Term Fixed Income (96.2%) Value
Indonesia (5.1%)
Indonesia Government International
Bond
$ 2,000,000 4.125%,  1/15/2025 $ 1,979,251
6,100,000 4.750%,  1/8/2026
a
6,035,869
3,700,000 4.100%,  4/24/2028 3,519,409
3,400,000 6.625%,  2/17/2037
a
3,696,644
2,000,000 7.750%,  1/17/2038
a
2,394,117
726,000 6.750%,  1/15/2044
a
810,921
4,000,000 5.125%,  1/15/2045
a
3,748,767
1,200,000 5.250%,  1/8/2047
a
1,132,096
1,500,000 4.350%,  1/11/2048 1,225,779
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,507,237
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 739,739
2,000,000 3.375%,  2/5/2030 1,751,856
2,400,000 5.250%,  10/24/2042 2,084,210
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,445,112
1,500,000 4.400%,  6/6/2027
a
1,456,630
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,994,039
Total 37,521,676
Ivory Coast (2.3%)
Ivory Coast Government
International Bond
16,000,000 6.125%,  6/15/2033
e
13,853,568
3,000,000 8.250%,  1/30/2037
a
2,866,200
Total 16,719,768
Jersey (1.3%)
Galaxy Pipeline Assets Bidco, Ltd.
4,052,000 2.160%,  3/31/2034 3,379,233
6,500,000 2.625%,  3/31/2036
a
5,098,460
1,831,560 2.940%,  9/30/2040
a
1,402,412
Total 9,880,105
Jordan (0.9%)
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,458,625
4,500,000 5.850%,  7/7/2030 4,037,940
Total 6,496,565
Kazakhstan (0.8%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,373,200
KazMunayGas National Company
JSC
1,700,000 5.750%,  4/19/2047 1,403,904
Total 5,777,104
Kenya (0.6%)
Kenya Government International
Bond
2,000,000 7.250%,  2/28/2028 1,880,416
1,500,000 9.750%,  2/16/2031
a
1,500,000

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Kenya (0.6%) - continued
$ 1,500,000 8.000%,  5/22/2032 $ 1,368,150
Total 4,748,566
Lebanon (0.2%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
637,500
3,000,000 6.600%,  11/27/2026
d
189,900
5,000,000 6.850%,  3/23/2027
d
318,750
Total 1,146,150
Luxembourg (0.7%)
EIG Pearl Holdings SARL
3,500,000 3.545%,  8/31/2036
a
2,898,609
Greensaif Pipelines Bidco SARL
2,000,000 6.129%,  2/23/2038
a
1,973,397
Total 4,872,006
Malaysia (1.2%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 2,907,579
6,400,000 3.500%,  4/21/2030 5,736,765
Total 8,644,344
Mexico (5.9%)
America Movil SAB de CV
3,000,000 5.375%,  4/4/2032
a
2,741,037
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
786,880
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,734,874
781,000 4.150%,  3/28/2027 749,587
885,000 3.750%,  1/11/2028 827,016
2,000,000 5.400%,  2/9/2028 1,974,458
1,000,000 3.500%,  2/12/2034 800,627
2,000,000 6.000%,  5/7/2036 1,925,569
5,800,000 6.050%,  1/11/2040 5,506,540
1,000,000 4.600%,  2/10/2048 755,227
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 9,955,894
6,200,000 5.950%,  1/28/2031 4,891,907
1,915,000 6.700%,  2/16/2032 1,565,915
6,600,000 6.625%,  6/15/2035 4,875,590
Total 44,091,121
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,637,062
Total 1,637,062
Montenegro (0.1%)
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
999,000
Total 999,000
Principal
Amount Long-Term Fixed Income (96.2%) Value
Morocco (0.5%)
Morocco Government International
Bond
$ 3,000,000 4.000%,  12/15/2050 $ 1,968,600
OCP SA
1,500,000 5.125%,  6/23/2051 1,080,330
1,000,000 6.750%,  5/2/2034
a,f
984,080
Total 4,033,010
Mozambique (0.5%)
Mozambique Government
International Bond
4,861,000 9.000%,  9/15/2031 4,083,240
Total 4,083,240
Namibia (0.3%)
Namibia Government International
Bond
2,000,000 5.250%,  10/29/2025 1,970,000
Total 1,970,000
Netherlands (1.0%)
AES Andres BV
2,000,000 5.700%,  5/4/2028
a
1,877,000
IHS Netherlands Holdco BV
1,000,000 8.000%,  9/18/2027
a
940,750
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,288,256
Petrobras Global Finance BV
2,000,000 6.500%,  7/3/2033
e
1,973,420
Total 7,079,426
Nigeria (1.8%)
Nigeria Government International
Bond
10,100,000 7.875%,  2/16/2032 8,826,996
1,000,000 7.375%,  9/28/2033
a
829,300
5,000,000 7.696%,  2/23/2038 3,932,600
Total 13,588,896
Oman (3.2%)
Oman Government International
Bond
4,000,000 4.875%,  2/1/2025 3,954,800
5,000,000 4.750%,  6/15/2026
a
4,870,800
4,000,000 5.625%,  1/17/2028
a
3,932,384
2,500,000 7.375%,  10/28/2032
a
2,694,260
8,500,000 6.750%,  1/17/2048
a
8,401,910
Total 23,854,154
Pakistan (1.1%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,794,920
4,500,000 6.875%,  12/5/2027 3,855,375
3,000,000 7.375%,  4/8/2031
a
2,374,380
Total 8,024,675

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Panama (2.1%)
Aeropuerto Internacional de
Tocumen SA
$ 2,000,000 4.000%,  8/11/2041
a
$ 1,435,900
Panama Bonos del Tesoro
4,000,000 3.362%,  6/30/2031 3,096,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,073,936
1,000,000 3.750%,  3/16/2025 975,014
5,079,000 6.700%,  1/26/2036 4,761,329
2,000,000 8.000%,  3/1/2038 2,036,573
Total 15,378,752
Paraguay (1.6%)
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 3,996,000
3,500,000 4.700%,  3/27/2027 3,363,500
2,000,000 5.850%,  8/21/2033
a
1,933,000
1,000,000 6.100%,  8/11/2044 924,000
2,000,000 5.600%,  3/13/2048 1,720,000
Total 11,936,500
Peru (2.7%)
Fondo Mivivienda SA
1,000,000 4.625%,  4/12/2027
a
966,237
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 9,128,900
1,100,000 8.750%,  11/21/2033 1,306,030
2,000,000 3.000%,  1/15/2034 1,565,000
6,000,000 3.300%,  3/11/2041 4,239,900
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
2,761,348
Total 19,967,415
Philippines (1.6%)
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,789,439
5,025,000 7.750%,  1/14/2031 5,646,081
1,625,000 6.375%,  10/23/2034 1,732,377
2,420,000 3.950%,  1/20/2040 1,968,372
Total 12,136,269
Poland (0.6%)
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,450,254
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,857,524
Total 4,307,778
Qatar (2.4%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
3,976,406
3,000,000 3.250%,  6/2/2026
a
2,880,000
1,000,000 3.750%,  4/16/2030
a
933,218
1,000,000 5.750%,  1/20/2042
a
1,019,736
8,000,000 4.817%,  3/14/2049
a
7,065,920
Principal
Amount Long-Term Fixed Income (96.2%) Value
Qatar (2.4%) - continued
QatarEnergy
$ 3,000,000 3.125%,  7/12/2041
a
$ 2,142,276
Total 18,017,556
Romania (2.7%)
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,737,947
2,000,000 3.000%,  2/27/2027 1,842,920
6,000,000 5.250%,  11/25/2027
a
5,812,500
1,000,000 6.625%,  2/17/2028
a
1,011,500
4,000,000 3.000%,  2/14/2031 3,265,360
2,000,000 3.625%,  3/27/2032
a
1,654,000
2,000,000 7.125%,  1/17/2033
a
2,063,640
1,500,000 6.375%,  1/30/2034
a
1,465,500
Total 19,853,367
Saudi Arabia (3.8%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,155,000
6,300,000 3.250%,  10/26/2026
a
5,998,457
4,000,000 3.625%,  3/4/2028
a
3,763,512
2,300,000 4.375%,  4/16/2029
a
2,207,885
5,000,000 2.250%,  2/2/2033
a
3,890,000
1,500,000 4.500%,  10/26/2046 1,216,350
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,696,606
Total 27,927,810
Senegal (0.4%)
Senegal Government International
Bond
1,500,000 6.250%,  7/30/2024 1,485,000
700,000 6.250%,  5/23/2033 589,834
1,000,000 6.750%,  3/13/2048 733,592
Total 2,808,426
Serbia (0.7%)
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
1,998,744
3,500,000 6.500%,  9/26/2033
a
3,491,250
Total 5,489,994
South Africa (2.2%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 993,400
6,000,000 6.350%,  8/10/2028
a
5,662,740
2,000,000 8.450%,  8/10/2028 1,965,800
South Africa Government
International Bond
3,500,000 6.250%,  3/8/2041 2,813,790
2,000,000 5.375%,  7/24/2044 1,410,000
5,100,000 5.650%,  9/27/2047 3,605,190
Total 16,450,920
Sri Lanka (1.0%)
Sri Lanka Government International
Bond
6,000,000 6.825%,  7/18/2026
d
3,406,724

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Sri Lanka (1.0%) - continued
$ 4,000,000 6.200%,  5/11/2027
d
$ 2,260,669
1,000,000 6.750%,  4/18/2028
d
565,354
2,000,000 7.550%,  3/28/2030
d
1,118,150
Total 7,350,897
Trinidad and Tobago (0.6%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
4,300,000 8.875%,  10/18/2029
a
4,167,775
Total 4,167,775
Turkey (3.3%)
Turkiye Government International
Bond
4,000,000 6.375%,  10/14/2025 4,015,760
5,600,000 6.125%,  10/24/2028 5,437,600
3,800,000 6.500%,  9/20/2033 3,511,200
2,639,000 6.875%,  3/17/2036 2,441,022
4,435,000 6.750%,  5/30/2040 3,902,312
2,000,000 6.000%,  1/14/2041 1,607,800
1,000,000 4.875%,  4/16/2043 682,500
1,800,000 5.750%,  5/11/2047 1,329,750
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a
1,562,250
Total 24,490,194
Ukraine (0.6%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2030
a,d
851,250
Ukraine Government International
Bond
3,000,000 7.750%,  9/1/2028
d
835,518
1,900,000 9.750%,  11/1/2030
d
575,472
2,000,000 6.876%,  5/21/2031
d
497,500
7,500,000 7.375%,  9/25/2034
d
1,837,500
Total 4,597,240
United Arab Emirates (2.8%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,878,820
3,000,000 3.000%,  9/15/2051
a
1,894,770
3,000,000 3.125%,  5/3/2026
a
2,870,700
8,500,000 2.500%,  9/30/2029
a
7,465,890
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,719,280
United Arab Emirates Government
International Bond
3,000,000 4.050%,  7/7/2032
a
2,793,000
Total 20,622,460
United Kingdom (0.3%)
NAK Naftogaz Ukraine via Kondor
Finance plc
4,000,000 7.625%,  11/8/2028
a
2,594,240
Total 2,594,240
Principal
Amount Long-Term Fixed Income (96.2%) Value
Uruguay (2.1%)
Uruguay Government International
Bond
$ 3,000,000 4.975%,  4/20/2055 $ 2,640,150
2,000,000 5.100%,  6/18/2050 1,819,000
11,840,312 4.375%,  1/23/2031 11,359,852
Total 15,819,002
Uzbekistan (0.8%)
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,023,000
1,000,000 3.700%,  11/25/2030 807,934
3,000,000 3.900%,  10/19/2031
a
2,387,940
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,672,000
Total 5,890,874
Venezuela (0.4%)
Petroleos de Venezuela SA
6,000,000 12.750%,  2/17/2022
d
897,094
4,500,000 6.000%,  11/15/2026
d
546,750
Venezuela Government
International Bond
2,000,000 12.750%,  8/23/2022
d
420,182
5,000,000 9.000%,  5/7/2023
d
948,861
2,500,000 11.750%,  10/21/2026
d
524,452
Total 3,337,339
Vietnam (0.7%)
Vietnam Government International
Bond
5,400,000 4.800%,  11/19/2024 5,348,572
Total 5,348,572
Virgin Islands, British (3.3%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,776,595
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,223,460
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 11,900,497
3,000,000 3.500%,  5/4/2027 2,865,129
Total 24,765,681
Zambia (0.3%)
Zambia Government International
Bond
3,000,000 8.500%,  4/14/2024
d
2,201,250
Total 2,201,250
Total Long-Term Fixed Income
(cost $826,879,673) 714,063,235

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1 .0% ) Value
7,167,000 Thrivent Cash Management Trust $ 7,167,000
Total Collateral Held for
Securities Loaned
(cost $7,167,000) 7,167,000
Shares Short-Term Investments ( 2 .4% )
Thrivent Core Short-Term Reserve
Fund
1,749,906 5.580% 17,499,056
Total Short-Term Investments
(cost $17,499,056) 17,499,056
Total Investments (cost
$851,545,729) 99.6% $ 738,729,291
Other Assets and Liabilities,
Net 0.4% 3,183,005
Total Net Assets 100.0% $ 741,912,296
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $252,525,472 or 34.0%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
c Principal amount is displayed in Dominican Republic Pesos.
d Defaulted security.  Interest is not being accrued.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 6,677,114
Total lending $6,677,114
Gross amount payable upon return of
collateral for securities loaned $7,167,000
Net amounts due to counterparty $489,886
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,557,901
Gross unrealized depreciation (106,561,328)
Net unrealized appreciation (depreciation) $ (99,003,427)
Cost for federal income tax purposes $ 837,732,718
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 7,849,562 – 7,849,562 –
Energy 67,487,528 – 67,487,528 –
Financials 1,450,254 – 1,450,254 –
Foreign Government 620,765,246 – 620,765,246 –
Transportation 1,435,900 – 1,435,900 –
Utilities 15,074,745 – 15,074,745 –
Subtotal Investments in Securities $ 714,063,235 $ – $ 714,063,235 $ –
Other Investments  * Total
Affiliated Short-Term Investments 17,499,056
Collateral Held for Securities Loaned 7,167,000
Subtotal Other Investments $ 24,666,056
Total Investments at Value $ 738,729,291
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 11,288 $ 85,363 $ 79,152 $ 17,499 1,750 2.4%
Total Affiliated Short-Term Investments 11,288 17,499 2.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,593 68,596 85,022 7,167 7,167 1.0
Total Collateral Held for Securities Loaned 23,593 7,167 1.0
Total Value $ 34,881 $ 24,666
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $371
Total Income/Non Cash Income from Affiliated Investments $371
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 69
Total Affiliated Income from Securities Loaned, Net $69
Total $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Belgium (<0.1%)
3,303 Titan Cement International SA $ 104,868
Total 104,868
Brazil (5.8%)
109,300 B3 SA - Brasil Bolsa Balcao 226,278
34,000 Banco ABC Brasil SA 152,170
145,954 Banco Bradesco SA ADR 394,076
433,600 Banco do Brasil SA 2,295,510
195,621 Centrais Eletricas Brasileiras SA
ADR
a
1,439,770
6,622 Companhia Paranaense de Energia
ADR
a,b
41,719
199,332 Companhia Siderurgica Nacional
SA ADR 536,203
241,400 CPFL Energia SA 1,490,910
156,182 Gerdau SA ADR 543,513
403,100 Iochpe-Maxion SA 957,174
558,320 Itau Unibanco Holding SA ADR 3,377,836
528,095 Itausa SA 972,266
94,719 Jalles Machado SA 129,147
185,600 JBS SA 838,178
3,900 Localiza Rent a Car SA 36,870
66,200 Metalurgica Gerdau SA 133,864
445,300 Petroleo Brasileiro SA 3,594,919
117,938 Petroleo Brasileiro SA ADR 2,001,408
227,100 Randon SA Implementos e
Participacoes 467,968
248,500 Telefonica Brasil SA 2,284,194
670,800 TIM SA/Brazil 2,283,970
531,000 Usinas Siderurgicas de Minas
Gerais SA Usiminas 815,020
353,213 Vale SA ADR 4,298,602
140,000 Vibra Energia SA 632,785
Total 29,944,350
Cayman Islands (13.6%)
922,904 Alibaba Group Holding, Ltd. 8,641,210
1,260,000 China Feihe, Ltd.
c
689,051
1,483,000 China Mengniu Dairy Company,
Ltd. 3,072,002
872,000 China Resources Building Materials
Technology Holdings, Ltd. 147,176
976,000 China Resources Land, Ltd. 3,509,537
666,000 Consun Pharmaceutical Group,
Ltd. 498,051
1,590,000 Geely Automobile Holdings, Ltd. 1,913,658
26,130 Hello Group, Inc. ADR 152,338
50,048 JD.com, Inc. 721,110
83,820 JOYY, Inc. ADR 2,734,209
53,100 Li Auto, Inc
b
695,711
639,000 Li Ning Company, Ltd. 1,672,818
115,000 Longfor Group Holdings, Ltd.
c
170,332
259,620 Meituan
b,c
3,544,990
91,500 NetDragon Websoft Holdings, Ltd. 128,171
5,961 NetEase, Inc. ADR 557,175
54,877 PDD Holdings, Inc. ADR
b
6,869,503
38,800 Pop Mart International Group, Ltd.
c
166,042
518,000 Seazen Group, Ltd.
b
89,379
4,912,000 Shui On Land, Ltd. 457,840
806,000 Sino Biopharmaceutical, Ltd. 275,409
410,100 Sunny Optical Technology (Group)
Company, Ltd. 1,983,949
167,780 TAL Education Group ADR
b
2,020,071
536,300 Tencent Holdings, Ltd. 23,534,560
Shares Common Stock (97.4%) Value
Cayman Islands (13.6%) - continued
2,390,200 Xiaomi Corporation
b,c
$ 5,210,463
680,000 Zhongsheng Group Holdings, Ltd. 1,240,174
Total 70,694,929
Chile (0.6%)
5,101 Banco de Chile ADR 112,630
12,861 Banco de Credito e Inversiones SA 375,106
302,031 Cencosud SA 517,547
3,617,644 Colbun SA 464,579
125,416 Embotelladora Andina SA 354,674
155,820 Empresas CMPC SA 307,728
9,237,295 Latam Airlines Group SA
b
124,986
251,806 S.A.C.I. Falabella
b
674,071
Total 2,931,321
China (11.0%)
9,732,700 Agricultural Bank of China, Ltd. 5,907,391
1,449,400 Aluminum Corporation of China,
Ltd., Class A 1,479,782
4,418,000 Aluminum Corporation of China,
Ltd., Class H 2,930,079
2,267,500 Bank of China, Ltd., Class A 1,434,642
3,022,700 Bank of Communications
Company, Ltd. 2,866,978
3,470,513 Baoshan Iron & Steel Company,
Ltd. 3,323,529
9,051,100 BOE Technology Group Company,
Ltd. 5,432,744
6,283,000 CGN Power Company, Ltd.
c
2,106,741
421,300 China Construction Bank
Corporation, Class A 413,696
454,000 China Construction Bank
Corporation, Class H 293,734
9,900 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 11,533
2,970,000 China National Building Material
Company, Ltd. 1,149,206
8,000 China Tourism Group Duty Free
Corporation, Ltd.
c
70,449
573,500 China United Network
Communications, Ltd. 369,848
2,667,000 CMOC Group, Ltd. 2,502,206
3,920,000 CRRC Corporation, Ltd. 2,163,813
288,100 Foxconn Industrial Internet
Company, Ltd. 951,894
101,600 Fuyao Glass Industry Group
Company, Ltd., Class H
c
608,286
889,000 Great Wall Motor Company, Ltd.,
Class H 1,343,405
388,800 Gree Electric Appliances, Inc. of
Zhuhai 2,255,530
4,557,160 Greenland Holdings Corporation,
Ltd.
b
1,154,202
226,400 Guotai Junan Securities Company,
Ltd. 428,513
1,644,200 Huaxia Bank Company, Ltd. 1,521,681
1,502,000 Jiangxi Copper Company, Ltd.,
Class H 3,059,020
351,600 Livzon Pharmaceutical Group, Inc. 1,944,627
3,400,000 People's Insurance Company
(Group) of China, Ltd. 1,115,966
434,500 PetroChina Company, Ltd., Class A 612,979
1,758,000 PetroChina Company, Ltd., Class H 1,638,001
685,100 Poly Developments and Holdings
Group Company, Ltd. 840,556

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
China (11.0%) - continued
27,700 Seazen Holdings Company, Ltd.
b
$ 37,522
1,999,500 Shenwan Hongyuan Group
Company, Ltd. 1,293,888
73,600 Shenzhou International Group
Holdings, Ltd. 723,430
562,000 Tong Ren Tang Technologies
Company, Ltd. 386,041
76,000 Tsingtao Brewery Company, Ltd. 547,687
399,400 Wanda Film Holding Company,
Ltd.
b
806,908
540,000 WuXi AppTec Company, Ltd., Class
H
c
2,430,588
481,800 ZTE Corporation 1,038,448
Total 57,195,543
Colombia (0.1%)
8,687 Bancolombia SA 74,846
21,869 Bancolombia SA ADR 715,554
Total 790,400
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
b,d
0
Total 0
Czech Republic (0.3%)
31,606 Komercni Banka AS
b
1,164,517
285 Philip Morris CR 193,473
Total 1,357,990
Greece (0.2%)
117,846 Eurobank Ergasias Services and
Holdings SA
b
252,789
59,793 HELLENiQ ENERGY Holdings SA 536,019
5,596 Motor Oil (Hellas) Corinth Refineries
SA 162,201
Total 951,009
Hong Kong (1.3%)
1,960,000 China Overseas Land &
Investment, Ltd. 3,604,191
313,440 CSPC Pharmaceutical Group, Ltd. 257,376
1,280,000 Weichai Power Company, Ltd.,
Class H 2,615,504
96,000 Yuexiu Property Company, Ltd. 57,295
Total 6,534,366
Hungary (0.8%)
244,391 MOL Hungarian Oil & Gas plc 2,005,621
39,536 OTP Bank Nyrt 1,959,629
1,456 Richter Gedeon Nyrt 37,077
Total 4,002,327
India (19.8%)
7,542 Apar Industries, Ltd. 710,366
21,180 Avenue Supermarts, Ltd.
b,c
1,168,712
136,904 Axis Bank, Ltd. 1,910,919
60,843 Bajaj Auto, Ltd. 6,495,466
41,439 Bajaj Finserv, Ltd. 800,494
94,100 Bharat Petroleum Corporation, Ltd. 684,726
184,428 Birlasoft, Ltd. 1,430,965
7,331 Ceat, Ltd. 225,339
Shares Common Stock (97.4%) Value
India (19.8%) - continued
60,167 Chambal Fertilisers and Chemicals,
Ltd. $ 305,363
272,949 Cipla, Ltd. 4,569,247
550,781 Coal India, Ltd. 2,994,567
6,116 CRISIL, Ltd. 319,035
28,125 Cummins India, Ltd. 1,101,205
12,782 Dixon Technologies India, Ltd. 1,275,668
9,344 Godrej Consumer Products, Ltd. 136,371
42,333 Gujarat State Petronet, Ltd. 149,372
225,845 HCL Technologies, Ltd. 3,684,660
107,591 HDFC Asset Management
Company, Ltd.
c
5,015,781
116,268 Hero MotoCorp, Ltd. 6,310,105
87,654 Hindalco Industries, Ltd. 674,127
240,239 ICICI Bank, Ltd. ADR 6,613,780
1,347,342 Indian Oil Corporation, Ltd. 2,720,801
5,051 Info Edge India, Ltd. 365,307
28,988 Infosys, Ltd. ADR 484,390
260,096 Jindal Saw, Ltd. 1,720,965
120,667 JK Tyre & Industries, Ltd. 607,997
5,890 KEI Industries, Ltd. 281,915
166,310 Kotak Mahindra Bank, Ltd. 3,232,301
73,070 KPIT Technologies, Ltd. 1,302,671
105,630 Larsen & Toubro, Ltd. 4,540,603
12,533 LTIMindtree, Ltd.
c
703,927
163,381 Manappuram Finance, Ltd. 390,084
9,878 Maruti Suzuki India, Ltd. 1,515,476
736 MRF, Ltd. 1,171,539
72,043 NCC, Ltd./India 208,403
16,640 Nestle India, Ltd. 499,491
54,521 Nippon Life India Asset
Management, Ltd.
c
383,906
1,602,850 Oil & Natural Gas Corporation, Ltd. 5,410,832
32,325 PB Fintech, Ltd.
b
489,581
38,650 Persistent Systems, Ltd. 1,554,812
3,537 Phoenix Mills, Ltd. 133,399
4,777 PI Industries, Ltd. 208,779
35,863 Pidilite Industries, Ltd. 1,308,078
181,765 Power Finance Corporation, Ltd. 958,129
235,895 REC, Ltd. 1,428,980
105,399 Reliance Industries, Ltd. 3,699,955
734,671 State Bank of India 7,257,048
7,953 Tata Communications, Ltd. 164,604
176,305 Tata Consultancy Services, Ltd. 8,046,582
158,058 Tata Motors, Ltd. 1,906,031
20,381 UltraTech Cement, Ltd. 2,430,728
141,880 Union Bank of India, Ltd. 261,526
49,755 United Spirits, Ltd. 699,938
162,572 Welspun Living, Ltd. 291,329
Total 102,956,375
Indonesia (2.7%)
10,874,500 Bank Central Asia Tbk PT 6,538,669
6,803,000 Bank Mandiri Persero Tbk PT 2,875,473
14,484,200 Bank Rakyat Indonesia Persero
Tbk PT 4,384,419
Total 13,798,561
Kuwait (0.7%)
93,035 HumanSoft Holding Company
KSCC 874,825
209,221 Kuwait Finance House KSCP 488,066
253,044 Mobile Telecommunications
Company KSCP 399,911

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Kuwait (0.7%) - continued
649,467 National Bank of Kuwait KSC $ 1,820,151
129,867 National Industries Group Holding 90,230
Total 3,673,183
Malaysia (0.4%)
320,900 Hong Leong Bank Bhd 1,295,936
117,300 IOI Corporation Bhd 99,847
31,400 Petronas Dagangan Bhd 142,772
383,868 Sports Toto Bhd 113,411
92,600 Ta Ann Holdings Bhd 82,074
458,900 YTL Corporation Bhd 296,700
Total 2,030,740
Mexico (1.8%)
9,818 America Movil SAB de CV ADR 187,131
141,324 Cemex SAB de CV ADR
b
1,117,873
28,487 Coca-Cola FEMSA SAB de CV ADR 2,824,486
5,127 Fomento Economico Mexicano SAB
de CV ADR 603,243
101,200 Grupo Financiero Banorte SAB de
CV ADR 1,003,803
297,100 Grupo Mexico SAB de CV 1,835,938
423,100 Megacable Holdings SAB de CV 1,234,914
114,700 Wal-Mart de Mexico SAB de CV 427,512
Total 9,234,900
Netherlands (<0.1%)
27,784 NEPI Rockcastle NV 187,478
Total 187,478
Poland (1.7%)
61,186 Asseco Poland SA 1,202,488
36,567 Bank Polska Kasa Opieki SA 1,513,885
2,923 Budimex SA 494,464
8,680 KGHM Polska Miedz SA 298,415
4,328 Orlen SA 70,566
158,924 Powszechna Kasa Oszczednosci
Bank Polski SA 2,359,565
226,881 Powszechny Zaklad Ubezpieczen
SA 2,855,500
Total 8,794,883
Qatar (0.3%)
1,004,851 Commercial Bank PSQC 1,146,154
161,643 Doha Bank QPSC 66,360
69,334 Gulf Warehousing Company 62,949
234,526 Masraf Al Rayan QSC 161,804
79,667 Qatar National Bank QPSC 303,315
Total 1,740,582
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
b,d
65
56,865 GMK Norilskiy Nickel PAO ADR
b,d
6
23,359 LUKOIL PJSC
d,e
0
23,091 Mechel PJSC
a,b,d
2
1,696 Novatek PJSC GDR
b,d
0
2,615 Polyus PJSC
b,d
0
1,260,120 Sberbank of Russia PJSC
d,e
1
67,230 Sovcomflot OAO
d,e
0
2,930,700 Surgutneftegas PJSC
d,e
3
Shares Common Stock (97.4%) Value
Russian Federation (<0.1%) - continued
257,974 Surgutneftegas PJSC ADR
b,d
$ 26
Total 103
Saudi Arabia (3.1%)
265,249 Al Rajhi Bank 5,641,651
192,218 Arab National Bank 1,579,908
2,679 Astra Industrial Group 124,023
19,641 Dr. Sulaiman Al Habib Medical
Services Group Company 1,624,070
13,164 Eastern Province Cement Company 117,229
280,562 Jarir Marketing Company 1,011,296
9,964 SABIC Agri-Nutrients Company 307,045
140,417 Saudi Arabian Oil Company
c
1,125,121
7,977 Saudi Aramco Base Oil Company 321,362
3,595 Saudi Basic Industries Corporation 80,996
259,388 Saudi National Bank 2,596,594
145,268 Saudi Telecom Company 1,457,661
Total 15,986,956
South Africa (2.0%)
65,676 Absa Group, Ltd. 507,577
229,764 AECI, Ltd. 1,144,200
99,103 Aspen Pharmacare Holdings, Ltd. 1,180,890
21,255 Barloworld, Ltd. 97,460
30,182 Coronation Fund Managers, Ltd. 48,926
219,945 DataTec, Ltd. 425,267
25,229 Exxaro Resources, Ltd. 241,721
149,198 FirstRand, Ltd. 515,054
20,509 Gold Fields, Ltd. ADR 331,631
83,159 Harmony Gold Mining Company,
Ltd. ADR 712,673
51,713 Kumba Iron Ore, Ltd.
a
1,273,561
9,279 Naspers, Ltd. 1,778,457
86,409 Sasol, Ltd. 607,050
174,179 Standard Bank Group
a
1,635,674
34,479 Super Group, Ltd. 51,221
Total 10,551,362
South Korea (8.9%)
7,963 Caregen Company, Ltd. 125,403
1,650 Celltrion, Inc. 224,044
9,987 CJ Corporation 915,841
22,819 Green Cross Holdings Corporation 263,961
76,298 GS Holdings Corporation 2,466,848
4,343 Hanmi Pharm Company, Ltd. 989,349
60,820 Hanon Systems 243,576
18,079 HD Hyundai Company, Ltd. 875,258
9,044 Hyundai Motor Company 1,626,798
1,726 Korea Zinc Company, Ltd. 574,955
49,253 KT Corporation 1,231,421
32,737 KT&G Corporation 2,109,434
1,161 LG Chem, Ltd. 333,612
39,968 LG Uplus Corporation 283,873
20,334 Lotte Shopping Company, Ltd. 1,019,540
13,170 NAVER Corporation 1,737,117
87,705 NH Investment & Securities
Company, Ltd. 788,344
7,394 PharmaResearch Company, Ltd. 677,268
7,784 POSCO Holdings, Inc. 2,247,092
2,557 Samsung Biologics Company,
Ltd.
b,c
1,437,181
23,193 Samsung C&T Corporation 2,500,978
312,127 Samsung Electronics Company,
Ltd. 17,350,090

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
South Korea (8.9%) - continued
39,668 SD Biosensor, Inc. $ 301,065
2,608 SK Biopharmaceuticals Company,
Ltd.
b
164,069
24,918 SK Hynix, Inc. 3,075,023
6,647 SK, Inc. 792,073
38,094 Yuhan Corporation 1,981,552
Total 46,335,765
Taiwan (18.6%)
78,532 ASE Technology Holding Company,
Ltd. ADR 788,461
464,000 Asia Cement Corporation 622,320
52,000 Asustek Computer, Inc. 681,863
967,000 Capital Securities Corporation 736,727
739,000 Cathay Financial Holding
Company, Ltd. 1,142,756
453,000 Chang Hwa Commercial Bank, Ltd. 253,304
1,472,000 Cheng Shin Rubber Industry
Company, Ltd. 2,125,172
60,000 Chicony Electronics Company, Ltd. 371,437
25,000 Chicony Power Technology
Company, Ltd.
b
132,832
67,000 China Steel Chemical Corporation 231,866
665,000 Chipbond Technology Corporation 1,547,352
6,201 Chunghwa Telecom Company, Ltd.
ADR 233,840
1,158,000 Compal Electronics, Inc. 1,263,099
174,000 Delta Electronics, Inc. 1,704,034
36,000 Dynapack International Technology
Corporation 107,258
403,000 Far Eastern New Century
Corporation 402,010
484,000 Feng Hsin Steel Company, Ltd. 1,046,422
16,000 Fusheng Precision Company, Ltd. 137,284
843,000 Hon Hai Precision Industry
Company, Ltd. 4,012,975
1,957,000 Inventec Corporation 3,139,454
507,000 Lite-On Technology Corporation 1,534,578
147,000 MediaTek, Inc. 4,432,224
15,000 Micro-Star International Company,
Ltd. 72,986
1,292,000 Nan Ya Plastics Corporation 2,243,435
33,000 Novatek Microelectronics
Corporation 623,542
1,378,000 Pegatron Corporation 4,109,781
1,111,000 Pou Chen Corporation 1,229,733
41,000 Powertech Technology, Inc. 218,340
46,000 President Chain Store Corporation 386,843
211,000 Quanta Computer, Inc. 1,655,979
73,000 Radiant Opto-Electronics
Corporation 445,075
71,000 Realtek Semiconductor Corporation 1,120,036
35,000 Sigurd Microelectronics
Corporation 79,138
128,000 Sino-American Silicon Products,
Inc. 762,081
166,000 Supreme Electronics Company,
Ltd. 447,301
574,000 Synnex Technology International
Corporation 1,403,001
112,000 Systex Corporation 428,217
1,615,874 Taichung Commercial Bank
Company, Ltd. 877,300
873,650 Taiwan Cooperative Financial
Holding Company, Ltd. 702,090
Shares Common Stock (97.4%) Value
Taiwan (18.6%) - continued
88,000 Taiwan Fertilizer Company, Ltd. $ 176,328
30,000 Taiwan Secom Company, Ltd. 118,262
1,745,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 41,781,877
264,164 Topco Scientific Company, Ltd. 2,019,172
44,000 Transcend Information, Inc. 126,313
25,000 TTY Biopharm Company, Ltd. 59,195
1,502,000 Uni-President Enterprises
Corporation 3,523,102
139,000 USI Corporation 67,552
30,000 Wah Lee Industrial Corporation 115,513
170,000 WPG Holdings, Ltd. 459,141
5,267,879 Yuanta Financial Holding Company,
Ltd. 4,941,463
Total 96,840,064
Thailand (0.2%)
764,300 Central Pattana pcl NVDR 1,303,418
Total 1,303,418
Turkey (1.0%)
426,531 Haci Omer Sabanci Holding AS
b
1,217,588
342,048 KOC Holding AS 2,387,960
185,197 Turk Hava Yollari Anonim Ortakligi
b
1,864,193
Total 5,469,741
United Arab Emirates (2.1%)
255,837 Abu Dhabi Commercial Bank PJSC 580,925
12,265 Abu Dhabi Islamic Bank PJSC 37,267
1,282,023 Deyaar Development PJSC 261,787
1,948,578 Dubai Islamic Bank PJSC 2,949,738
1,770,505 Emaar Properties PJSC
b
3,957,594
726,251 Emirates NBD Bank PJSC 3,361,449
Total 11,148,760
United States (0.4%)
52,728 Yum China Holding, Inc. 1,925,099
Total 1,925,099
Virgin Islands, British (<0.1%)
17,004 VK IPJSC GDR
b,d
0
Total 0
Total Common Stock
(cost $470,880,533) 506,485,073
Shares Preferred Stock ( 1.2% )
Brazil (0.1%)
586,600 Companhia de Sanena Do Parana 587,436
Total 587,436
Russian Federation (<0.1%)
65,200 Transneft PJSC
d,e
0
Total 0
South Korea (1.1%)
9,639 Hyundai Motor Company, 2nd
Preferred 1,101,427
13,272 Hyundai Motor Company, Preferred 1,510,222

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
South Korea (1.1%) - continued
68,763 Samsung Electronics Company,
Ltd. $ 3,210,621
Total 5,822,270
Total Preferred Stock
(cost $7,315,722) 6,409,706
Shares
Collateral Held for Securities
Loaned ( 0.7% )
3,713,731 Thrivent Cash Management Trust 3,713,731
Total Collateral Held for
Securities Loaned
(cost $3,713,731) 3,713,731
Shares or
Principal
Amount Short-Term Investments ( 1.5% )
Federal Home Loan Bank Discount
Notes
100,000 5.230%,  5/8/2024
f,g
99,883
800,000 5.225%,  7/10/2024
f,g
791,787
Thrivent Core Short-Term Reserve
Fund
686,658 5.580% 6,866,582
Total Short-Term Investments
(cost $7,758,352) 7,758,252
Total Investments (cost
$489,668,338) 100.8% $524,366,762
Other Assets and Liabilities,
Net (0.8%) (4,400,133)
Total Net Assets 100.0% $519,966,629
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $24,831,570 or 4.8% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 3,547,596
Total lending $3,547,596
Gross amount payable upon return of
collateral for securities loaned $3,713,731
Net amounts due to counterparty $166,135
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $72,219,057
Gross unrealized depreciation (48,005,884)
Net unrealized appreciation (depreciation) $24,213,173
Cost for federal income tax purposes $500,006,868

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 40,147,152 3,864,693 36,282,459 0
Consumer Discretionary 65,728,605 10,814,673 54,913,932 –
Consumer Staples^ 18,902,812 3,427,729 15,475,083 0
Energy^ 28,517,561 2,001,408 26,516,059 94
Financials 113,338,696 11,213,876 102,124,819 1
Health Care 19,426,463 – 19,426,463 –
Industrials 25,658,930 – 25,658,930 –
Information Technology 129,328,601 1,272,851 128,055,750 –
Materials^ 43,670,399 7,540,495 36,129,896 8
Real Estate 15,776,063 – 15,776,063 –
Utilities 5,989,791 1,481,489 4,508,302 –
Preferred Stock
Consumer Discretionary 2,611,649 – 2,611,649 –
Energy^ 0 – – 0
Information Technology 3,210,621 – 3,210,621 –
Utilities 587,436 – 587,436 –
Short-Term Investments 891,670 – 891,670 –
Subtotal Investments in Securities $513,786,449 $41,617,214 $472,169,132 $103
Other Investments  * Total
Affiliated Short-Term Investments 6,866,582
Collateral Held for Securities Loaned 3,713,731
Subtotal Other Investments $10,580,313
Total Investments at Value $ 524,366,762
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 146,721 146,721 – –
Total Liability Derivatives $146,721 $146,721 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$891,670 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 482 June 2024 $ 25,258,921 ( $ 146,721)
Total Futures Long Contracts $ 25,258,921 ( $ 146,721)
Total Futures Contracts $ 25,258,921 ($146,721)

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Emerging Markets Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 146,721
Total Equity Contracts 146,721
Total Liability Derivatives $146,721
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,167,127
Total Equity Contracts
1,167,127
Total $1,167,127
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 402,677
Total Equity Contracts 402,677
Total $402,677
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $20,794,684

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $4,761 $ 56,827 $54,721 $6,867 687 1.3%
Total Affiliated Short-Term Investments 4,761 6,867 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4 9,216 5,506 3,714 3,714 0.7
Total Collateral Held for Securities Loaned 4 3,714 0.7
Total Value $4,765 $10,581
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $– $126
Total Income/Non Cash Income from Affiliated Investments $126
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $–

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Australia (6.4%)
210,543 Aristocrat Leisure, Ltd. $ 5,373,042
68,165 Australia and New Zealand
Banking Group, Ltd. 1,229,961
176,988 BHP Group, Ltd. 4,854,082
220,980 BlueScope Steel, Ltd. 3,225,289
47,415 Brambles, Ltd. 446,063
9,828 CAR Group, Ltd. 213,105
45,043 Commonwealth Bank of Australia 3,300,272
14,553 Computershare, Ltd. 255,672
50,174 CSL, Ltd. 8,914,701
41,357 Deterra Royalties, Ltd. 130,911
22,483 JB Hi-Fi, Ltd. 877,332
524,696 Lottery Corporation, Ltd. 1,636,781
74,997 National Australia Bank, Ltd. 1,625,746
155,697 Origin Energy, Ltd. 982,666
6,461 Premier Investments, Ltd. 124,281
21,672 Wesfarmers, Ltd. 928,409
81,368 Westpac Banking Corporation 1,351,222
Total 35,469,535
Belgium (0.5%)
16,116 Groupe Bruxelles Lambert SA 1,196,292
11,896 Syensqo SA 1,102,661
2,490 UCB SA 330,200
Total 2,629,153
Bermuda (0.2%)
31,500 Jardine Matheson Holdings, Ltd. 1,208,655
Total 1,208,655
Canada (10.3%)
9,272 Agnico Eagle Mines, Ltd. 587,174
149,821 Alimentation Couche-Tard, Inc. 8,303,739
20,200 ATCO, Ltd. 551,276
17,172 Bank of Montreal 1,533,898
27,726 Bank of Nova Scotia 1,272,055
29,064 Barrick Gold Corporation 483,045
19,024 Canadian Imperial Bank of
Commerce 888,012
71,640 Canadian National Railway
Company 8,695,258
49,954 Canadian Natural Resources, Ltd. 3,785,422
83,273 Canadian Utilities, Ltd. 1,861,870
10,681 Canadian Western Bank 204,907
23,159 Capital Power Corporation 604,441
2,822 Cogeco Communications, Inc. 111,863
1,180 Constellation Software, Inc./Canada 3,037,991
569 Descartes Systems Group, Inc.
a
52,781
2,374 Dollarama, Inc. 198,039
2,652 Franco-Nevada Corporation 319,301
44,304 Hydro One, Ltd. 1,240,956
12,648 Laurentian Bank of Canada 236,395
3,488 Loblaw Companies, Ltd. 382,485
35,613 Manulife Financial Corporation 830,664
36,053 Metro, Inc./CN 1,844,225
5,379 National Bank of Canada 431,914
45,955 Royal Bank of Canada 4,446,117
11,015 Russel Metals, Inc. 310,211
7,575 Shopify, Inc.
a
531,765
175,633 Suncor Energy, Inc. 6,701,777
5,567 Teck Resources, Ltd. 273,841
9,075 Thomson Reuters Corporation 1,370,693
3,977 TMX Group, Ltd. 105,300
15,760 Toromont Industries, Ltd. 1,442,458
Shares Common Stock (98.7%) Value
Canada (10.3%) - continued
58,346 Toronto-Dominion Bank $ 3,461,387
37,544 TransAlta Corporation 248,993
7,127 Wheaton Precious Metals
Corporation 371,602
Total 56,721,855
Denmark (3.1%)
31,131 Carlsberg AS 4,187,520
78,307 Novo Nordisk AS 10,042,270
18,983 Pandora AS 2,889,212
Total 17,119,002
Finland (0.2%)
72,651 Fortum Oyj 957,353
249 Huhtamaki Oyj 9,556
Total 966,909
France (8.3%)
17,135 Air Liquide SA 3,351,245
63,776 Compagnie de Saint-Gobain SA 5,043,580
40,506 Compagnie Generale des
Etablissements Michelin SCA 1,556,188
49,089 Danone SA 3,072,354
95,338 Dassault Systemes SE 3,742,206
42,748 Eiffage SA 4,561,152
60,434 Engie SA
a
1,049,173
9,356 Ipsos SA 626,082
4,114 Kering SA 1,441,832
56,025 Legrand SA 5,791,257
4,768 LVMH Moet Hennessy Louis Vuitton
SE 3,916,615
4,992 Publicis Groupe SA 550,852
1,195 Rubis SCA 41,355
12,191 Schneider Electric SE 2,779,715
75,872 Societe Generale SA 2,044,378
81 Sopra Steria Group 17,735
10,612 TotalEnergies SE 770,419
42,006 Vinci SA 4,922,105
1,256 Wendel SA 128,082
Total 45,406,325
Germany (6.2%)
28,578 Allianz SE 8,110,017
18,707 Bayerische Motoren Werke AG 2,038,119
11,198 Brenntag AG 893,640
12,707 Deutsche Boerse AG 2,449,812
51,529 Deutsche Post AG 2,157,519
15,100 Heidelberg Materials AG 1,519,600
70,094 Infineon Technologies AG 2,432,478
3,042 LEG Immobilien AG
a
258,231
7,031 Merck KGaA 1,117,239
1,739 Muenchener Rueckversicherungs-
Gesellschaft AG 764,828
784 Nemetschek SE 69,281
33,696 SAP SE 6,084,397
12,956 Scout24 SE
b
951,718
28,161 Siemens AG 5,275,509
Total 34,122,388
Hong Kong (1.5%)
68,000 CK Hutchison Holdings, Ltd. 330,261
38,000 CLP Holdings, Ltd. 298,910

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Hong Kong (1.5%) - continued
44,000 Henderson Land Development
Company, Ltd. $ 132,652
211,200 Hong Kong Exchanges & Clearing,
Ltd. 6,710,759
3,500 Swire Pacific, Ltd. 29,641
35,500 Techtronic Industries Company,
Ltd. 490,585
Total 7,992,808
Ireland (0.1%)
4,811 CRH plc 372,567
Total 372,567
Israel (0.6%)
30,294 Bank Hapoalim BM 272,902
68,176 Bank Leumi Le-Israel BM 531,235
12,965 Check Point Software Technologies,
Ltd.
a
1,937,230
811 NICE, Ltd.
a
181,348
176 Nova, Ltd.
a
29,785
17,745 Plus500, Ltd. 479,996
Total 3,432,496
Italy (3.6%)
11,513 ACEA SPA 199,710
37,580 Azimut Holding SPA 990,326
148,351 Banca Mediolanum SPA 1,605,394
4,527 Buzzi SPA 163,109
639,632 Enel SPA 4,203,949
121,987 Eni SPA 1,959,321
873,984 Intesa Sanpaolo SPA 3,271,331
364,513 Italgas SPA 2,020,553
99,985 Recordati SPA 5,320,547
Total 19,734,240
Japan (20.3%)
46,100 Advantest Corporation 1,442,961
4,000 Ain Holdings, Inc. 151,386
13,600 Arcs Company, Ltd. 266,924
158,500 Astellas Pharma, Inc. 1,521,267
116,600 Canon, Inc. 3,155,813
40,800 Capcom Company, Ltd. 671,668
5,800 Dai Nippon Printing Company, Ltd. 168,931
16,200 Daiichi Sankyo Company, Ltd. 545,255
7,800 Daikin Industries, Ltd. 1,064,632
1,400 Daito Trust Construction Company,
Ltd. 150,072
17,900 Daiwa House Industry Company,
Ltd. 503,686
113,200 Daiwa Securities Group, Inc. 831,914
4,800 Denso Corporation 81,807
5,100 DISCO Corporation 1,452,713
533,500 Eneos Holdings, Inc. 2,464,885
1,100 Fast Retailing Company, Ltd. 287,616
4,100 Fuji Soft, Inc. 160,449
112,700 FUJIFILM Holdings NPV 2,397,409
13,200 Haseko Corporation 159,473
20,100 Heiwa Corporation 251,793
18,500 Hitachi, Ltd. 1,706,823
243,400 Honda Motor Company, Ltd. 2,769,303
25,100 Hoya Corporation 2,910,090
46,600 Inaba Denki Sangyo Company, Ltd. 1,087,204
12,700 INFRONEER Holdings, Inc. 112,467
Shares Common Stock (98.7%) Value
Japan (20.3%) - continued
8,500 ITOCHU Corporation $ 383,476
2,300 Japan Tobacco, Inc. 61,874
9,600 JFE Holdings, Inc. 143,287
27,600 Kajima Corporation 528,736
135,100 KDDI Corporation 3,748,862
4,600 Keyence Corporation 2,022,941
17,100 Kubota Corporation 274,279
118,300 Kyocera Corporation 1,441,916
46,500 Kyoei Steel, Ltd. 661,987
800 Lasertec Corporation 172,564
7,000 Medipal Holdings Corporation 109,781
14,300 MEITEC Group Holdings, Inc. 266,695
73,200 Mitsubishi Chemical Group
Corporation 427,039
134,900 Mitsubishi Corporation 3,085,107
21,800 Mitsubishi Estate Company, Ltd. 399,479
54,500 Mitsubishi HC Capital, Inc. 352,945
370,100 Mitsubishi UFJ Financial Group,
Inc. 3,686,698
21,100 Mitsui & Company, Ltd. 1,018,617
166,700 Mizuho Financial Group, Inc. 3,222,162
90,800 MS and AD Insurance Group
Holdings, Inc. 1,632,497
66,100 Murata Manufacturing Company,
Ltd. 1,207,791
5,500 NEC Corporation 398,211
3,900 Net One Systems Company, Ltd. 65,369
40,800 Nintendo Company, Ltd. 1,989,775
13,400 Nippon Steel Corporation 300,414
3,149,600 Nippon Telegraph and Telephone
Corporation 3,400,505
3,600 Nishimatsu Construction Company,
Ltd. 104,093
20,100 Nitto Kogyo Corporation 539,143
138,500 Nomura Holdings, Inc. 788,063
10,300 Nomura Research Institute, Ltd. 249,238
7,800 NSD Company, Ltd. 152,459
53,900 NTT Data Group Corporation 842,878
44,700 Ono Pharmaceutical Company, Ltd. 643,831
49,800 Oriental Land Company, Ltd. 1,374,068
102,600 ORIX Corporation 2,099,752
18,300 Otsuka Corporation 363,953
11,300 Otsuka Holdings Company, Ltd. 483,153
25,200 Panasonic Holdings Corporation 219,957
17,300 Pigeon Corporation 157,690
51,100 Recruit Holdings Company, Ltd. 2,200,742
110,500 Renesas Electronics Corporation 1,794,051
23,400 Rohm Company, Ltd. 336,372
2,700 Sankyu, Inc. 93,608
11,300 SCREEN Holdings Company, Ltd. 1,165,902
36,700 Secom Company, Ltd. 2,549,274
35,800 Sekisui Chemical Company, Ltd. 520,820
78,500 Sekisui House, Ltd. 1,803,958
188,000 Seven & I Holdings Company, Ltd. 2,429,186
9,400 SG Holdings Company, Ltd. 110,028
68,100 Shin-Etsu Chemical Company, Ltd. 2,636,079
2,500 SMC Corporation 1,313,417
16,700 SoftBank Group Corporation 821,316
86,400 Sompo Holdings, Inc. 1,709,867
29,500 Sony Group Corporation 2,438,215
3,600 Sumco Corporation 53,688
7,200 Sumitomo Corporation 189,340
20,000 Sumitomo Mitsui Financial Group,
Inc. 1,136,076

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Japan (20.3%) - continued
48,600 Sumitomo Mitsui Trust Holdings,
Inc. $ 1,021,807
3,300 Taikisha, Ltd. 97,332
16,200 Taiyo Holdings Company, Ltd. 330,129
4,200 Takara Standard Company, Ltd. 51,236
153,600 Takeda Pharmaceutical Company,
Ltd. 4,036,926
27,100 Terumo Corporation 459,728
15,100 TIS, Inc. 322,484
36,900 Toagosei Company, Ltd. 371,190
23,100 Tokio Marine Holdings, Inc. 730,108
12,000 Tokyo Electron, Ltd. 2,632,151
102,500 TOPPAN Holdings, Inc. 2,431,706
288,700 Toyota Motor Corporation 6,584,842
19,300 Tsubakimoto Chain Company 664,461
60,600 TV Asahi Holdings Corporation 794,776
2,700 UBE Corporation 49,361
15,400 Yakult Honsha Company, Ltd. 301,220
82,300 Yamada Holdings Company, Ltd. 235,591
9,600 Yuasa Trading Company, Ltd. 350,811
65,100 ZOZO, Inc. 1,402,155
Total 111,507,779
Jersey (0.6%)
40,192 Experian plc 1,621,098
171,152 Glencore plc 995,857
278,794 Man Group plc 894,063
Total 3,511,018
Luxembourg (0.1%)
23,559 ArcelorMittal SA 588,572
12,862 B&M European Value Retail SA 83,005
Total 671,577
Netherlands (6.0%)
2,885 ASM International NV 1,814,779
16,204 ASML Holding NV 14,113,908
3,430 Euronext NV
b
308,875
1,210 IMCD NV
a
182,558
203,907 Koninklijke Ahold Delhaize NV 6,189,438
10,906 Koninklijke Vopak NV 433,095
201,456 MFE-MediaForEurope NV 591,460
21,384 QIAGEN NV 892,819
245,830 Stellantis NV 5,439,365
18,497 Wolters Kluwer NV 2,769,124
Total 32,735,421
New Zealand (<0.1%)
50,557 Contact Energy, Ltd. 258,286
Total 258,286
Norway (1.0%)
140,679 DNB Bank ASA 2,451,917
52,464 Equinor ASA 1,395,982
53,751 Yara International ASA 1,532,180
Total 5,380,079
Portugal (0.3%)
77,687 Galp Energia SGPS SA 1,668,809
Total 1,668,809
Shares Common Stock (98.7%) Value
Singapore (1.2%)
236,300 ComfortDelGro Corporation, Ltd. $ 257,028
220,120 DBS Group Holdings, Ltd. 5,603,685
45,000 Singapore Exchange, Ltd. 306,969
28,000 United Overseas Bank, Ltd. 621,342
Total 6,789,024
Spain (3.7%)
89,219 Acerinox SA 961,213
1,460 Aena SME SA
b
266,070
36,403 Amadeus IT Holding SA 2,310,646
594,877 Banco Bilbao Vizcaya Argentaria
SA 6,432,992
1,114,333 Banco Santander SA
c
5,421,943
46,249 Compania de Distribucion Integral
Logista Holdings SA 1,257,948
12,947 Industria de Diseno Textil SA 589,490
4,582 Laboratorios Farmaceuticos ROVI
SA 411,207
54,363 Redeia Corporacion SA 907,516
118,521 Repsol SA 1,860,317
925 Vidrala SA 97,268
Total 20,516,610
Sweden (2.2%)
38,288 AB Industrivarden, Class A 1,233,009
7,418 AB Industrivarden, Class C 238,488
7,822 Alfa Laval AB 333,020
166,793 Assa Abloy AB
c
4,406,907
115,525 Granges AB 1,364,164
46,894 Hexpol AB 530,612
56,050 Investor AB, Class B 1,372,819
11,972 SKF AB 246,121
158,281 SSAB AB, Class A 888,769
7,065 Svolder AB 39,316
41,468 Trelleborg AB 1,461,433
Total 12,114,658
Switzerland (9.0%)
162,676 ABB, Ltd. 7,904,173
654 Givaudan SA 2,797,008
85,149 Holcim AG 7,127,634
94 Lindt & Spruengli AG 1,082,782
248 Lonza Group AG 136,894
42,396 Nestle SA 4,256,567
149,495 Novartis AG 14,509,619
542 Partners Group Holding AG 697,319
12,949 PSP Swiss Property AG 1,600,774
5,887 Roche Holding AG, Participation
Certificates 1,410,609
599 Siegfried Holding AG 572,394
13,949 Sonova Holding AG 3,855,954
18,369 UBS Group AG 482,430
6,655 Zurich Insurance Group AG 3,221,329
Total 49,655,486
United Kingdom (13.3%)
63,749 AstraZeneca plc 9,641,946
626,377 Auto Trader Group plc
b
5,430,350
14,468 Berkeley Group Holdings plc 849,641
13,491 Bunzl plc 517,349
37,854 Coca-Cola European Partners plc 2,726,245
258,984 Compass Group plc 7,203,293
41,754 Evraz plc
a,d
5

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.7%) Value
United Kingdom (13.3%) - continued
73,524 Halma plc $ 2,015,056
905,128 HSBC Holdings plc 7,845,589
18,035 IG Group Holdings plc 168,289
85,998 Imperial Brands plc 1,965,063
35,357 InterContinental Hotels Group plc 3,448,502
59,098 Moneysupermarket.com Group plc 158,335
33,643 Next plc 3,773,321
18,668 PageGroup plc 103,739
9,477 Paragon Banking Group plc 84,516
24,801 Pearson plc 300,931
29,037 Redde Northgate plc 138,854
156,113 RELX plc 6,414,181
45,660 Rio Tinto plc 3,089,384
380,498 Shell plc 13,526,146
353,292 Tesco plc 1,304,376
35,866 Unilever plc 1,855,373
8,571 Whitbread plc 337,806
Total 72,898,290
Total Common Stock
(cost $475,862,680) 542,882,970
Shares
Collateral Held for Securities
Loaned ( 1.6% )
8,679,350 Thrivent Cash Management Trust 8,679,350
Total Collateral Held for
Securities Loaned
(cost $8,679,350) 8,679,350
Shares Preferred Stock ( <0.1% )
Germany (<0.1%)
1,857 Bayerische Motoren Werke AG 190,810
Total 190,810
Total Preferred Stock
(cost $130,546) 190,810
Shares or
Principal
Amount Short-Term Investments ( 0.5% )
Federal Home Loan Bank Discount
Notes
300,000 5.220%,  5/1/2024
e,f
299,956
100,000 5.230%,  6/20/2024
e,f
99,253
1,300,000 5.240%,  7/10/2024
e,f
1,286,655
Thrivent Core Short-Term Reserve
Fund
131,657 5.580% 1,316,569
Total Short-Term Investments
(cost $3,002,597) 3,002,433
Total Investments (cost
$487,675,173) 100.8% $554,755,563
Other Assets and Liabilities,
Net (0.8%) (4,455,406)
Total Net Assets 100.0% $550,300,157
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $6,957,013 or 1.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 7,924,300
Total lending $7,924,300
Gross amount payable upon return of
collateral for securities loaned $8,679,350
Net amounts due to counterparty $755,050
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 69,110,046
Gross unrealized depreciation (10,332,659)
Net unrealized appreciation (depreciation) $ 58,777,387
Cost for federal income tax purposes $ 496,162,186

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,060,667 – 20,060,667 –
Consumer Discretionary 63,445,448 – 63,445,448 –
Consumer Staples 40,538,447 2,726,245 37,812,202 –
Energy 34,566,173 – 34,566,173 –
Financials 104,109,981 – 104,109,981 –
Health Care 67,866,430 – 67,866,430 –
Industrials 94,246,094 – 94,246,094 –
Information Technology 57,892,053 2,468,995 55,423,058 –
Materials 41,656,135 964,744 40,691,386 5
Real Estate 3,074,535 – 3,074,535 –
Utilities 15,427,007 – 15,427,007 –
Preferred Stock
Consumer Discretionary 190,810 – 190,810 –
Short-Term Investments 1,685,864 – 1,685,864 –
Subtotal Investments in Securities $ 544,759,644 $6,159,984 $538,599,655 $5
Other Investments  * Total
Affiliated Short-Term Investments 1,316,569
Collateral Held for Securities Loaned 8,679,350
Subtotal Other Investments $9,995,919
Total Investments at Value $554,755,563
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 184,010 184,010 – –
Total Asset Derivatives $184,010 $184,010 $– $–

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $894,076 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 169 June 2024 $ 18,976,365 $ 184,010
Total Futures Long Contracts $ 18,976,365 $ 184,010
Total Futures Contracts $ 18,976,365 $184,010
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 184,010
Total Equity Contracts 184,010
Total Asset Derivatives $184,010
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 707,063
Total Equity Contracts
707,063
Total $707,063
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 381,744
Total Equity Contracts 381,744
Total $381,744
The following table presents International Equity Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $14,647,176

International Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Portfolio
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $616 $41,205 $40,504 $1,317 132 0.2%
Total Affiliated Short-Term Investments 616 1,317 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,528 43,583 39,432 8,679 8,679 1.6
Total Collateral Held for Securities Loaned 4,528 8,679 1.6
Total Value $5,144 $9,996
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $52
Total Income/Non Cash Income from Affiliated
Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99 .5% ) Value
Communications Services (4.9%)
3,754 Comcast Corporation $ 143,065
2,513 Electronic Arts, Inc. 318,699
688 T-Mobile US, Inc. 112,949
12,951 Verizon Communications, Inc. 511,435
Total 1,086,148
Consumer Discretionary (4.0%)
49 Home Depot, Inc. 16,377
1,728 McDonald's Corporation 471,813
345 O'Reilly Automotive, Inc.
a
349,575
130 Ulta Beauty, Inc.
a
52,629
Total 890,394
Consumer Staples (13.0%)
5,596 Altria Group, Inc. 245,161
49 Church & Dwight Company, Inc. 5,287
4,639 Coca-Cola Company 286,551
4,365 Colgate-Palmolive Company 401,231
1,559 Hershey Company 302,321
2,818 Keurig Dr Pepper, Inc. 94,967
2,334 Kimberly-Clark Corporation 318,661
5,572 Mondelez International, Inc. 400,850
1,361 PepsiCo, Inc. 239,413
161 Philip Morris International, Inc. 15,285
1,935 Procter & Gamble Company 315,792
3,909 Walmart, Inc. 231,999
Total 2,857,518
Energy (1.6%)
1,789 Cheniere Energy, Inc. 282,340
447 Exxon Mobil Corporation 52,866
289 Schlumberger NV 13,722
Total 348,928
Financials (18.0%)
1,692 Arthur J. Gallagher & Company 397,096
874 Berkshire Hathaway, Inc.
a
346,742
2,789 Brown & Brown, Inc. 227,415
2,524 Cboe Global Markets, Inc. 457,223
1,979 Chubb, Ltd. 492,059
964 Cincinnati Financial Corporation 111,525
1,438 CME Group, Inc. 301,462
67 Financial Institutions, Inc. 1,154
1,075 Fiserv, Inc.
a
164,120
2,544 Hartford Financial Services Group,
Inc. 246,488
744 Intercontinental Exchange, Inc. 95,797
847 Loews Corporation 63,652
2,514 Marsh & McLennan Companies,
Inc. 501,367
752 Mastercard, Inc. 339,302
916 Progressive Corporation 190,757
93 Visa, Inc. 24,981
Total 3,961,140
Health Care (17.9%)
2,573 Abbott Laboratories 272,661
1,447 AbbVie, Inc. 235,340
933 Amgen, Inc. 255,586
473 Boston Scientific Corporation
a
33,995
7,728 Bristol-Myers Squibb Company 339,568
573 CVS Health Corporation 38,798
471 Eli Lilly & Company 367,898
Shares Common Stock (99.5%) Value
Health Care (17.9%) - continued
1,768 Exelixis, Inc.
a
$ 41,477
3,230 Gilead Sciences, Inc. 210,596
330 Humana, Inc. 99,690
2,241 Johnson & Johnson 324,026
149 McKesson Corporation 80,044
2,867 Medtronic plc 230,048
3,781 Merck & Company, Inc. 488,581
3,607 Pfizer, Inc. 92,411
96 Regeneron Pharmaceuticals, Inc.
a
85,503
91 Thermo Fisher Scientific, Inc. 51,754
449 UnitedHealth Group, Inc. 217,181
1,058 Vertex Pharmaceuticals, Inc.
a
415,593
185 Waters Corporation
a
57,173
Total 3,937,923
Industrials (11.0%)
819 Automatic Data Processing, Inc. 198,108
2,113 Copart, Inc.
a
114,757
3,493 CSX Corporation 116,037
646 Cummins, Inc. 182,488
38 Expeditors International of
Washington, Inc. 4,230
404 Ferguson plc 84,800
424 Graco, Inc. 34,005
3,733 Howmet Aerospace, Inc. 249,178
329 IDEX Corporation 72,531
558 Lockheed Martin Corporation 259,431
536 MSC Industrial Direct Company,
Inc. 48,905
1,386 Paychex, Inc. 164,671
2,107 Pentair plc 166,643
1,217 Republic Services, Inc. 233,299
75 Veralto Corporation 7,026
703 Waste Connections, Inc. 113,949
1,766 Waste Management, Inc. 367,363
Total 2,417,421
Information Technology (21.7%)
316 Accenture plc 95,088
233 Adobe, Inc.
a
107,839
1,669 Amphenol Corporation 201,565
2,214 Apple, Inc. 377,111
75 Arista Networks, Inc.
a
19,242
300 Broadcom, Inc. 390,081
350 Cadence Design Systems, Inc.
a
96,470
9,598 Cisco Systems, Inc. 450,914
954 CommVault Systems, Inc.
a
97,756
781 International Business Machines
Corporation 129,802
619 Keysight Technologies, Inc.
a
91,575
1,487 Microsoft Corporation 578,934
1,280 Motorola Solutions, Inc. 434,112
1,089 Oracle Corporation 123,874
149 QUALCOMM, Inc. 24,712
906 Roper Industries, Inc. 463,383
561 Salesforce, Inc. 150,875
1,360 TE Connectivity, Ltd. 192,413
175 Teledyne Technologies, Inc.
a
66,759
2,227 Texas Instruments, Inc. 392,887
1,796 VeriSign, Inc.
a
304,386
Total 4,789,778

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Materials (0.2%)
383 AptarGroup, Inc. $ 55,297
Total 55,297
Real Estate (<0.1%)
266 Essential Properties Realty Trust,
Inc. 7,006
Total 7,006
Utilities (7.2%)
3,545 Alliant Energy Corporation 176,541
2,707 American Electric Power
Company, Inc. 232,883
431 American Water Works Company,
Inc. 52,720
425 Consolidated Edison, Inc. 40,120
253 Dominion Energy, Inc. 12,898
1,252 Duke Energy Corporation 123,021
189 Essential Utilities, Inc. 6,914
3,413 Evergy, Inc. 179,012
6,269 NiSource, Inc. 174,654
1,764 OGE Energy Corporation 61,123
4,007 Portland General Electric
Company 173,223
381 Sempra 27,291
177 Southern Company 13,009
5,875 Xcel Energy, Inc. 315,664
Total 1,589,073
Total Common Stock
(cost $17,124,650) 21,940,626
Shares Short-Term Investments ( 0 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
10,957 5.580% 109,574
Total Short-Term Investments
(cost $109,574) 109,574
Total Investments (cost
$17,234,224) 100.0% $ 22,050,200
Other Assets and Liabilities, Net
<0.1% 1,234
Total Net Assets 100.0% $ 22,051,434
a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,385,555
Gross unrealized depreciation (285,906)
Net unrealized appreciation (depreciation) $ 2,099,649
Cost for federal income tax purposes $ 19,950,551

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,086,148 1,086,148 – –
Consumer Discretionary 890,394 890,394 – –
Consumer Staples 2,857,518 2,857,518 – –
Energy 348,928 348,928 – –
Financials 3,961,140 3,961,140 – –
Health Care 3,937,923 3,937,923 – –
Industrials 2,417,421 2,417,421 – –
Information Technology 4,789,778 4,789,778 – –
Materials 55,297 55,297 – –
Real Estate 7,006 7,006 – –
Utilities 1,589,073 1,589,073 – –
Subtotal Investments in Securities $ 21,940,626 $ 21,940,626 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 109,574
Subtotal Other Investments $ 109,574
Total Investments at Value $ 22,050,200
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for Low
Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 698,865
Total Equity Contracts 698,865
Total $ 698,865
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $ 993,551

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 1,111 $ 5,831 $ 6,832 $ 110 11 0.5%
Total Affiliated Short-Term Investments 1,111 110 0.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,181 448 5,629 – – –
Total Collateral Held for Securities Loaned 5,181 – –
Total Value $ 6,292 $ 110
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $27
Total Income/Non Cash Income from Affiliated Investments $27
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .1% ) Value
Communications Services (2.5%)
565,444 Imax Corporation
a
$ 9,052,758
458,677 Warner Brothers Discovery, Inc.
a
3,375,863
Total 12,428,621
Consumer Discretionary (10.3%)
97,775 Cedar Fair, LP 3,780,959
208,367 Cheesecake Factory, Inc. 7,192,829
44,794 D.R. Horton, Inc. 6,382,697
75,456 Lear Corporation 9,497,647
120,017 PUMA SE 5,541,313
50,196 Signet Jewelers, Ltd. 4,920,714
162,786 Six Flags Entertainment
Corporation
a
3,838,494
103,010 Tapestry, Inc. 4,112,159
170,336 Yum China Holding, Inc. 6,218,967
Total 51,485,779
Consumer Staples (5.8%)
56,398 Dollar Tree, Inc.
a
6,669,064
52,143 J & J Snack Foods Corporation 7,158,712
40,036 J.M. Smucker Company 4,598,135
51,086 Lamb Weston Holdings, Inc. 4,257,507
85,809 Sysco Corporation 6,377,325
Total 29,060,743
Energy (8.7%)
96,060 Chesapeake Energy Corporation 8,633,873
342,773 Coterra Energy, Inc. 9,378,269
172,766 Devon Energy Corporation 8,842,164
228,765 Enterprise Products Partners, LP 6,423,721
86,467 Helmerich & Payne, Inc. 3,400,747
22,397 Marathon Petroleum Corporation 4,069,983
67,255 Noble Corporation plc 2,984,777
Total 43,733,534
Financials (19.1%)
56,579 Allstate Corporation 9,621,825
52,350 Capital One Financial Corporation 7,508,560
247,461 Carlyle Group, Inc. 11,086,253
34,814 Cboe Global Markets, Inc. 6,306,556
108,413 Comerica, Inc. 5,439,080
193,294 Equitable Holdings, Inc. 7,134,482
38,205 M&T Bank Corporation 5,516,420
53,458 Raymond James Financial, Inc. 6,521,876
76,281 Selective Insurance Group, Inc. 7,753,964
133,053 Texas Capital Bancshares, Inc.
a
7,637,242
244,380 U.S. Bancorp 9,929,159
55,251 Voya Financial, Inc. 3,765,908
76,487 Wintrust Financial Corporation 7,391,704
Total 95,613,029
Health Care (8.7%)
326,205 Avantor, Inc.
a
7,903,947
203,583 Baxter International, Inc. 8,218,646
27,683 Humana, Inc. 8,362,757
52,067 Johnson & Johnson 7,528,368
31,474 Laboratory Corporation of America
Holdings 6,337,919
29,437 Universal Health Services, Inc. 5,016,948
Total 43,368,585
Shares Common Stock (98.1%) Value
Industrials (17.4%)
58,345 AGCO Corporation $ 6,662,416
212,132 Barnes Group, Inc. 7,365,223
35,536 Booz Allen Hamilton Holding
Corporation 5,247,601
14,712 Carlisle Companies, Inc. 5,711,934
258,268 Flowserve Corporation 12,179,919
39,585 General Dynamics Corporation 11,364,458
139,178 Hexcel Corporation 8,936,619
37,315 JB Hunt Transport Services, Inc. 6,066,300
107,317 MSC Industrial Direct Company,
Inc. 9,791,603
224,445 Southwest Airlines Company 5,822,103
241,066 Werner Enterprises, Inc. 8,244,457
Total 87,392,633
Information Technology (7.5%)
66,688 CommVault Systems, Inc.
a
6,833,519
39,933 Jabil, Inc. 4,686,537
308,063 Knowles Corporation
a
4,876,637
83,708 MKS Instruments, Inc. 9,959,578
24,009 PTC, Inc.
a
4,260,157
97,466 Western Digital Corporation
a
6,903,517
Total 37,519,945
Materials (7.2%)
202,938 Alcoa Corporation 7,131,241
167,712 Axalta Coating Systems, Ltd.
a
5,272,865
118,844 Berry Plastics Group, Inc. 6,731,324
60,099 Celanese Corporation 9,231,808
95,338 CF Industries Holdings, Inc. 7,528,842
Total 35,896,080
Real Estate (5.6%)
25,956 AvalonBay Communities, Inc. 4,920,479
41,673 CBRE Group, Inc.
a
3,620,967
70,066 Crown Castle, Inc. 6,570,790
526,023 Healthcare Realty Trust, Inc. 7,485,307
40,487 Simon Property Group, Inc. 5,689,638
Total 28,287,181
Utilities (5.3%)
99,451 Alliant Energy Corporation 4,952,660
37,006 Constellation Energy Corporation 6,880,896
57,868 DTE Energy Company 6,383,998
293,325 NiSource, Inc. 8,172,034
Total 26,389,588
Total Common Stock
(cost $447,329,912) 491,175,718
Shares Short-Term Investments ( 1 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
734,967 5.580% 7,349,673
Total Short-Term Investments
(cost $7,349,673) 7,349,673
Total Investments (cost
$454,679,585) 99.6% $ 498,525,391
Other Assets and Liabilities, Net
0.4% 2,199,297
Total Net Assets 100.0% $ 500,724,688

Mid Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 63,224,408
Gross unrealized depreciation (20,299,500)
Net unrealized appreciation (depreciation) $ 42,924,908
Cost for federal income tax purposes $ 455,600,483
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,428,621 12,428,621 – –
Consumer Discretionary 51,485,779 45,944,466 5,541,313 –
Consumer Staples 29,060,743 29,060,743 – –
Energy 43,733,534 43,733,534 – –
Financials 95,613,029 95,613,029 – –
Health Care 43,368,585 43,368,585 – –
Industrials 87,392,633 87,392,633 – –
Information Technology 37,519,945 37,519,945 – –
Materials 35,896,080 35,896,080 – –
Real Estate 28,287,181 28,287,181 – –
Utilities 26,389,588 26,389,588 – –
Subtotal Investments in Securities $ 491,175,718 $ 485,634,405 $ 5,541,313 $ –
Other Investments  * Total
Affiliated Short-Term Investments 7,349,673
Subtotal Other Investments $ 7,349,673
Total Investments at Value $ 498,525,391
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 9,131 $ 41,481 $ 43,262 $ 7,350 735 1.5%
Total Affiliated Short-Term Investments 9,131 7,350 1.5
Total Value $ 9,131 $ 7,350
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $285
Total Income/Non Cash Income from Affiliated Investments $285
Total $– $– $ –

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.1% )
a
Value
Westlake Automobile Receivables
Trust
$ 6,303,596
5.877% ,11/15/2024, Ser.
2023-4A
b
$ 6,305,196
Total 6,305,196
Principal
Amount Basic Materials ( 4.2% )
a
Value
EIDP, Inc.
25,100,000 5.510% ,5/6/2024
b
25,077,039
25,000,000 5.510% ,5/7/2024
b
24,973,312
15,500,000 5.480% ,6/14/2024
b
15,392,178
3,250,000 5.500% ,6/24/2024
b
3,223,378
Georgia-Pacific, LLC
12,750,000 0.625% ,5/15/2024
b
12,726,102
Nutrien, Ltd.
25,000,000 5.500% ,5/2/2024
b
24,992,413
25,000,000 5.500% ,5/9/2024
b
24,965,758
10,000,000 5.500% ,5/13/2024
b
9,980,152
25,000,000 5.520% ,5/28/2024
b
24,891,863
25,000,000 5.520% ,5/29/2024
b
24,887,914
25,000,000 5.530% ,6/7/2024
b
24,852,803
Total 215,962,912
Principal
Amount Capital Goods ( 4.3% )
a
Value
Amcor Finance USA, Inc.
16,700,000 5.510% ,5/3/2024
b,c
16,692,452
27,300,000 5.510% ,5/9/2024
b,c
27,262,857
15,600,000 5.520% ,5/20/2024
b,c
15,552,255
25,000,000 5.520% ,5/29/2024
b,c
24,887,950
Amcor Flexibles North America,
Inc.
25,000,000 5.500% ,5/13/2024
b,c
24,949,749
25,000,000 5.540% ,5/21/2024
b,c
24,917,881
Caterpillar Financial Services
Corporation
5,500,000 2.850% ,5/17/2024 5,493,044
7,425,000 3.300% ,6/9/2024 7,403,587
8,963,000
5.619% (SOFRRATE +
0.270%),9/13/2024
d
8,966,839
20,000,000
5.796% (SOFRRATE +
0.450%),1/6/2025
d
20,027,067
John Deere Capital Corporation
17,083,000
5.546% (SOFRRATE +
0.200%),10/11/2024
d
17,086,762
Parker-Hannifin Corporation
4,900,000 3.650% ,6/15/2024 4,884,570
Waste Management, Inc.
25,000,000 5.520% ,6/11/2024
b,c
24,838,358
Total 222,963,371
Principal
Amount Communications Services ( 1.1% )
a
Value
Verizon Communications, Inc.
7,390,000 5.500% ,5/20/2024
b
7,367,383
25,000,000 5.520% ,6/4/2024
b
24,864,537
25,000,000 5.550% ,6/24/2024
b
24,786,620
Total 57,018,540
Principal
Amount Consumer Cyclical ( 11.4% )
a
Value
American Honda Finance
Corporation
$ 25,000,000 5.540% ,6/10/2024
c
$ 24,841,666
25,000,000 5.540% ,6/11/2024
c
24,837,775
25,000,000 5.550% ,6/13/2024
c
24,829,989
25,000,000 5.550% ,6/18/2024
c
24,810,408
25,000,000 5.550% ,6/25/2024
c
24,782,870
10,000,000 5.540% ,6/26/2024
c
9,911,571
BMW US Capital, LLC
10,000,000
5.728% (SOFRINDX +
0.380%),8/12/2024
b,d
10,003,119
Hyundai Capital America
17,800,000 5.530% ,5/7/2024
b,c
17,781,206
10,000,000 5.460% ,5/13/2024
b,c
9,980,259
25,000,000 5.460% ,5/14/2024
b,c
24,946,792
Marriott International, Inc.
20,000,000 5.500% ,5/9/2024
b
19,972,364
15,000,000 5.510% ,5/15/2024
b
14,965,131
15,000,000 5.510% ,5/23/2024
b
14,946,285
25,000,000 5.520% ,5/28/2024
b
24,891,500
25,000,000 5.530% ,5/29/2024
b
24,887,726
6,000,000 5.525% ,5/30/2024
b
5,972,150
Mercedes-Benz Finance North
America, LLC
4,776,000
6.279% (SOFRRATE +
0.930%),3/30/2025
b,d
4,802,500
PACCAR Financial Corporation
7,240,000 3.150% ,6/13/2024 7,223,609
6,225,000 0.500% ,8/9/2024 6,140,785
Toyota Credit Canada, Inc.
20,000,000 5.700% ,7/22/2024
c
19,753,367
25,000,000 5.310% ,9/12/2024
c
24,500,547
Toyota Credit de Puerto Rico
Corporation
10,000,000 5.330% ,8/14/2024 9,842,066
20,000,000 5.340% ,9/16/2024 19,581,726
25,000,000 5.300% ,9/17/2024 24,473,542
10,000,000 5.330% ,12/5/2024 9,672,230
Toyota Motor Credit Corporation
7,727,000
5.940% (SOFRRATE +
0.620%),6/13/2024
d
7,731,154
20,000,000
5.840% (SOFRRATE +
0.520%),8/22/2024
d
20,022,569
6,909,000
5.639% (SOFRRATE +
0.290%),9/13/2024
d
6,908,863
Volkswagen Group of America
Finance, LLC
15,000,000 5.540% ,5/13/2024
b,c
14,969,530
4,285,000 5.540% ,5/22/2024
b,c
4,270,250
VW Credit, Inc.
25,000,000 5.530% ,5/6/2024
b,c
24,977,381
25,000,000 5.500% ,5/8/2024
b,c
24,969,799
10,000,000 5.490% ,5/10/2024
b,c
9,984,866
23,215,000 5.500% ,5/13/2024
b,c
23,169,171
10,000,000 5.500% ,5/17/2024
b,c
9,974,070
20,145,000 5.550% ,5/23/2024
b,c
20,073,862
Total 595,402,698
Principal
Amount Consumer Non-Cyclical ( 5.9% )
a
Value
AstraZeneca Finance, LLC
11,707,000 0.700% ,5/28/2024 11,664,631
AstraZeneca plc
25,000,000 5.380% ,9/9/2024
b
24,489,417

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (5.9%)
a
Value
$ 25,000,000 5.370% ,10/7/2024
b
$ 24,381,481
25,000,000 5.360% ,10/10/2024
b
24,369,998
Bristol-Myers Squibb Company
21,879,000 2.900% ,7/26/2024 21,732,142
City of Hope
15,000,000 5.410% ,6/18/2024
c
14,879,970
Coca-Cola Company
23,270,000 5.330% ,6/28/2024
b
23,068,243
Diageo Capital plc
25,000,000 5.550% ,5/2/2024
b,c
24,992,579
Elevance Health, Inc.
25,000,000 5.430% ,5/1/2024
b
24,996,193
Novartis Capital Corporation
6,565,000 3.400% ,5/6/2024 6,563,333
PepsiCo, Inc.
5,000,000
5.748% (SOFRINDX +
0.400%),11/12/2024
d
5,006,300
Reckitt Benckiser Treasury Services
plc
4,000,000 2.750% ,6/26/2024
b
3,982,280
Stryker Corporation
10,000,000 3.375% ,5/15/2024 9,991,375
UnitedHealth Group, Inc.
15,000,000 5.370% ,6/27/2024
b
14,869,709
25,000,000 5.400% ,8/23/2024
b
24,573,808
20,000,000 5.340% ,9/26/2024
b
19,555,552
11,000,000 5.400% ,9/27/2024
b
10,753,875
20,000,000 5.340% ,9/30/2024
b
19,543,635
Total 309,414,521
Principal
Amount Energy ( 0.5% )
a
Value
Phillips 66
25,000,000 5.530% ,5/8/2024
b,c
24,969,642
Total 24,969,642
Principal
Amount Financials ( 41.9% )
a
Value
Alexandria Real Estate Equities,
Inc.
16,760,000 5.460% ,5/3/2024
b,c
16,752,354
25,000,000 5.500% ,5/10/2024
b,c
24,961,908
American Express Company
9,287,000
6.068% (SOFRINDX +
0.720%),5/3/2024
d
9,287,137
ANZ New Zealand International,
Ltd./London
16,005,000
5.948% (SOFRRATE +
0.600%),2/18/2025
b,d
16,039,780
AvalonBay Communities, Inc.
25,000,000 5.450% ,5/2/2024
b
24,992,468
Bank of America Corporation
27,797,000
5.759% (SOFRRATE +
0.410%),6/14/2024
d
27,798,564
Bank of America NA
12,550,000 5.900% ,6/21/2024 12,553,696
Bank of New York Mellon
Corporation
4,000,000
5.966% (SOFRRATE +
0.620%),4/25/2025
d
4,012,257
Barclays Bank plc
25,000,000 5.350% ,5/6/2024
b,c
24,977,845
Principal
Amount Financials (41.9%)
a
Value
$ 4,950,000 5.500% ,6/5/2024
b,c
$ 4,923,474
Barton Capital SA
15,000,000 5.350% ,6/20/2024
b,c
14,885,484
25,000,000 5.315% ,8/1/2024
b,c
24,651,792
25,000,000 5.400% ,10/23/2024
b,c
24,340,407
BPCE SA
25,000,000
5.570% (SOFRRATE +
0.250%),7/31/2024
b,d
25,010,832
Cabot Trail Funding, LLC
15,000,000 5.360% ,6/6/2024
b
14,916,488
25,000,000 5.350% ,6/26/2024
b
24,785,102
10,000,000 5.340% ,8/8/2024
b
9,850,222
6,000,000 5.310% ,9/16/2024
b
5,874,441
CAFCO, LLC
5,034,000 5.350% ,7/15/2024
b,c
4,976,875
25,000,000 5.320% ,7/31/2024
b,c
24,656,210
Chariot Funding, LLC
20,000,000 5.320% ,5/7/2024
b
19,979,272
25,000,000
5.640% (SOFRRATE +
0.320%),11/1/2024
b,d
25,003,406
Charta, LLC
25,000,000 5.310% ,6/12/2024
b,c
24,839,437
20,000,000 5.310% ,6/26/2024
b,c
19,829,665
Citibank NA
15,000,000
5.970% (SOFRRATE +
0.650%),6/17/2024
d
15,010,690
25,000,000
5.920% (SOFRRATE +
0.600%),10/28/2024
d
25,053,816
25,000,000
5.700% (SOFRRATE +
0.380%),1/10/2025
d
25,019,794
Citigroup Global Markets Holdings,
Inc.
15,000,000 0.750% ,6/7/2024 14,799,547
Citigroup Global Markets, Inc.
10,000,000 5.250% ,9/23/2024
b
9,779,783
Commonwealth Bank of Australia
5,000,000 3.350% ,6/4/2024
b
4,988,530
Cooperatieve Rabobank UA/NY
11,100,000 3.875% ,8/22/2024 11,041,515
8,000,000 1.375% ,1/10/2025 7,774,003
15,420,000
5.726% (SOFRINDX +
0.380%),1/10/2025
d
15,430,287
CRC Funding, LLC
25,000,000 5.310% ,7/2/2024
b,c
24,763,706
25,000,000 5.300% ,7/26/2024
b,c
24,673,206
Dealers Capital Access Trust, LLC
25,000,000 5.380% ,5/6/2024 24,977,678
10,000,000 5.380% ,5/23/2024 9,965,667
10,000,000 5.380% ,6/18/2024 9,926,514
Erste Abwicklungsanstalt
3,639,000 5.300% ,5/2/2024
b
3,637,927
Fairway Finance Company, LLC
20,000,000 5.330% ,8/26/2024
b,c
19,645,078
25,000,000 5.300% ,9/20/2024
b,c
24,460,357
20,000,000 5.370% ,10/21/2024
b,c
19,474,907
FMS Wertmanagement
2,100,000 5.390% ,5/10/2024
b
2,096,920
Goldman Sachs International
25,000,000 5.380% ,6/4/2024
b
24,869,358
25,000,000 5.380% ,6/7/2024
b
24,858,080
25,000,000 5.380% ,6/11/2024
b
24,843,025
Gotham Funding Corporation
10,000,000 5.360% ,7/2/2024
b,c
9,905,833

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (41.9%)
a
Value
GTA Funding, LLC
$ 20,000,000 5.360% ,6/20/2024
b
$ 19,847,652
25,000,000 5.310% ,7/12/2024
b
24,726,825
25,000,000 5.350% ,7/23/2024
b
24,685,233
15,000,000 5.330% ,8/20/2024
b
14,747,256
ING US Funding, LLC
25,000,000 5.300% ,9/11/2024
b,c
24,497,438
Intercontinental Exchange, Inc.
25,000,000 5.550% ,5/9/2024
b
24,965,840
J.P. Morgan Chase & Company
21,382,000 3.625% ,5/13/2024 21,368,213
JP Morgan Securities, LLC
25,000,000
5.710% (SOFRRATE +
0.390%),4/10/2025
b,d
25,002,188
Jupiter Securitization Company,
LLC
5,000,000 5.350% ,5/20/2024
b,c
4,985,132
25,000,000
5.550% (SOFRRATE +
0.230%),9/10/2024
b,c,d
25,000,704
25,000,000
5.670% (SOFRRATE +
0.350%),10/23/2024
b,c,d
25,006,449
25,000,000
5.620% (SOFRRATE +
0.300%),11/27/2024
b,c,d
25,001,792
KeyBank NA/Cleveland, OH
27,223,000
5.669% (SOFRINDX +
0.320%),6/14/2024
d
27,208,817
10,614,000
5.669% (SOFRINDX +
0.320%),6/14/2024
d
10,607,900
Liberty Street Funding, LLC
25,000,000 5.360% ,6/17/2024
b,c
24,820,867
30,000,000 5.327% ,6/28/2024
b,c
29,735,959
25,000,000 5.310% ,9/18/2024
b,c
24,470,712
25,000,000 5.320% ,9/30/2024
b,c
24,425,294
Lloyds Bank plc
25,000,000 5.300% ,7/25/2024 24,678,615
10,000,000 5.280% ,8/22/2024 9,829,633
Macquarie Bank, Ltd.
15,000,000 5.330% ,5/14/2024
b
14,968,581
22,250,000 5.310% ,9/16/2024
b
21,777,955
MetLife Short Term Funding, LLC
20,000,000 5.320% ,10/28/2024
b
19,461,113
Metropolitan Life Global Funding I
19,705,000
5.649% (SOFRRATE +
0.300%),9/27/2024
b,d
19,716,724
Mid-America Apartments, LP
25,000,000 5.470% ,5/3/2024
b
24,988,700
Mizuho Bank, Ltd./New York, NY
25,000,000 5.350% ,7/12/2024
b
24,989,320
National Australia Bank, Ltd.
5,705,000
5.726% (SOFRRATE +
0.380%),1/12/2025
b,d
5,709,605
Nederlandse Waterschapsbank NV
25,000,000 5.300% ,5/7/2024
b
24,974,090
New York Life Short Term Funding,
LLC
15,700,000 5.340% ,6/27/2024
b
15,563,966
Old Line Funding, LLC
25,000,000
5.560% (SOFRRATE +
0.240%),7/31/2024
b,c,d
25,002,225
Pacific Life Global Funding II
10,150,000
6.209% (SOFRINDX +
0.860%),6/16/2025
b,d
10,210,625
Principal
Amount Financials (41.9%)
a
Value
Pacific Life Short Term Funding,
LLC
$ 1,700,000 5.330% ,5/28/2024
b
$ 1,692,931
17,100,000 5.320% ,6/7/2024
b
17,003,384
9,700,000 5.340% ,6/10/2024
b
9,640,857
9,900,000 5.340% ,7/12/2024
b
9,792,311
16,800,000 5.370% ,7/19/2024
b
16,599,644
Pricoa Global Funding I
5,462,000 2.400% ,9/23/2024
b
5,392,394
Pricoa Short Term Funding, LLC
25,000,000
5.920% (SOFRRATE +
0.600%),10/7/2024
b,d
25,040,016
Protective Life Global Funding
6,300,000
6.400% (SOFRRATE +
1.050%),12/11/2024
b,d
6,324,788
Prudential Financial, Inc.
25,000,000 5.450% ,5/20/2024
b
24,924,428
Pure Grove Funding
25,000,000 5.300% ,8/14/2024
b,c
24,601,141
Royal Bank of Canada
24,650,000 3.970% ,7/26/2024 24,555,606
5,000,000 0.650% ,7/29/2024 4,941,441
13,790,000
5.706% (SOFRINDX +
0.360%),7/29/2024
d
13,794,777
6,970,000
5.686% (SOFRINDX +
0.340%),10/7/2024
d
6,972,700
15,000,000
6.186% (SOFRINDX +
0.840%),4/14/2025
d
15,069,429
Royal Bank of Canada/New York,
NY
20,000,000
5.880% (SOFRRATE +
0.560%),11/1/2024
b,d
20,035,755
Skandinaviska Enskilda Banken AB
25,000,000 5.255% ,9/12/2024
b
24,507,110
25,000,000 5.300% ,9/20/2024
b
24,478,775
21,872,000 5.300% ,10/8/2024
b
21,357,085
Standard Chartered Bank/New York
5,825,000 6.070% ,7/24/2024
b
5,829,795
Sumitomo Mitsui Bank, Ltd./ New
York
25,000,000
5.490% (SOFRRATE +
0.170%),8/7/2024
d
25,000,448
Sumitomo Mitsui Banking
Corporation
5,797,000 3.400% ,7/11/2024 5,771,328
Sumitomo Mitsui Trust Bank, Ltd.
14,935,000
5.789% (SOFRRATE +
0.440%),9/16/2024
b,d
14,947,967
Suncorp-Metway, Ltd.
25,000,000 5.340% ,8/12/2024
b
24,610,722
Svenska Handelsbanken AB
15,044,000 0.550% ,6/11/2024
b
14,962,188
Svenska Handelsbanken/New York,
NY
20,000,000
5.540% (SOFRRATE +
0.220%),10/28/2024
d
19,999,887
Swedbank AB
15,000,000 5.275% ,6/7/2024
b
14,916,348
Thunder Bay Funding, LLC
25,000,000 5.340% ,6/28/2024
b,c
24,780,403
25,000,000 5.340% ,11/25/2024
b,c
24,220,135
Toronto-Dominion Bank
15,000,000 0.700% ,9/10/2024 14,738,848

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (41.9%)
a
Value
$ 20,837,000
5.699% (SOFRRATE +
0.350%),9/10/2024
d
$ 20,849,180
23,870,000 4.285% ,9/13/2024 23,757,570
25,000,000
5.700% (SOFRRATE +
0.380%),1/7/2025
b,d
25,019,413
UBS AG/London
24,057,000
5.798% (SOFRRATE +
0.450%),8/9/2024
b,d
24,072,642
UDR, Inc.
25,000,000 5.490% ,5/8/2024
b,c
24,969,799
22,355,000 5.500% ,5/14/2024
b,c
22,307,421
UnitedHealth Group, Inc.
6,000,000 0.550% ,5/15/2024 5,989,127
Victory Receivables Corporation
25,000,000 5.370% ,10/25/2024
b,c
24,330,934
Wells Fargo Bank NA
10,000,000
5.920% (SOFRRATE +
0.600%),9/12/2024
d
10,015,358
15,000,000
5.950% (SOFRRATE +
0.630%),9/16/2024
d
15,025,498
10,000,000
5.880% (SOFRRATE +
0.560%),10/25/2024
d
10,018,801
15,000,000
5.920% (SOFRRATE +
0.600%),11/7/2024
d
15,031,071
Westpac Banking Corporation
21,790,000
5.648% (SOFRRATE +
0.300%),11/18/2024
d
21,794,554
Total 2,179,554,769
Principal
Amount Foreign ( 0.4% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
20,000,000 5.310% ,9/12/2024
b
19,593,875
Total 19,593,875
Principal
Amount Technology ( 3.5% )
a
Value
Intel Corporation
5,700,000 2.875% ,5/11/2024 5,696,223
25,000,000 5.450% ,6/18/2024
b
24,813,902
25,000,000 5.420% ,6/21/2024
b
24,802,400
25,000,000 5.420% ,6/24/2024
b
24,790,886
International Business Machines
Corporation
22,415,000 3.000% ,5/15/2024 22,392,531
Microchip Technology, Inc.
32,000,000 5.510% ,5/3/2024
b,c
31,985,109
6,000,000 5.500% ,5/7/2024
b,c
5,993,478
25,000,000 5.510% ,5/17/2024
b,c
24,933,905
14,500,000 5.510% ,5/21/2024
b,c
14,452,616
QUALCOMM, Inc.
4,800,000 2.900% ,5/20/2024 4,793,371
Total 184,654,421
Principal
Amount Transportation ( 2.1% )
a
Value
Canadian National Railway
Company
25,000,000 5.410% ,5/10/2024
b,c
24,962,829
20,000,000 5.400% ,6/17/2024
b,c
19,854,187
Ryder System, Inc.
25,000,000 5.500% ,5/2/2024 24,992,468
Principal
Amount Transportation (2.1%)
a
Value
$ 15,000,000 5.520% ,5/8/2024 $ 14,981,879
25,000,000 5.550% ,5/22/2024 24,915,650
Total 109,707,013
Principal
Amount
U.S. Government & Agencies
( 8.2% )
a
Value
Federal Agricultural Mortgage
Corporation
45,000,000
5.520% (SOFRRATE +
0.200%),8/7/2025
d
45,013,040
Federal Farm Credit Bank
11,000,000
5.470% (SOFRRATE +
0.150%),1/3/2025
d
11,008,454
15,000,000
5.430% (FEDL 1M +
0.100%),1/24/2025
d
14,999,824
50,000,000
5.480% (FEDL 1M +
0.150%),2/3/2025
d
49,997,939
5,000,000
5.480% (SOFRRATE +
0.160%),4/10/2025
d
5,001,631
5,000,000
5.480% (SOFRRATE +
0.160%),5/15/2025
d
5,002,810
Federal Home Loan Bank
25,000,000
5.375% (SOFRRATE +
0.055%),5/15/2024
d
25,000,052
20,000,000
5.385% (SOFRRATE +
0.065%),5/24/2024
d
20,000,319
25,000,000
5.440% (SOFRRATE +
0.120%),5/28/2024
d
25,001,532
25,000,000
5.380% (SOFRRATE +
0.060%),6/24/2024
d
25,001,139
22,000,000
5.385% (SOFRRATE +
0.065%),7/23/2024
d
22,002,377
20,000,000
5.375% (SOFRRATE +
0.055%),5/15/2025
d
20,002,722
15,000,000
5.400% (SOFRRATE +
0.080%),6/3/2025
d
15,013,089
25,000,000
5.410% (SOFRRATE +
0.090%),8/15/2025
d
25,006,269
20,000,000
5.520% (SOFRRATE +
0.200%),1/7/2026
d
20,011,574
U.S. International Development
Finance Corporation
10,149,572
5.490% (T-BILL 3M +
FLAT),5/7/2024
d
10,149,572
10,470,085
5.490% (T-BILL 3M +
FLAT),5/7/2024
d
10,470,085
6,361,200
5.500% (T-BILL 3M +
FLAT),5/7/2024
d
6,361,200
7,545,384
5.500% (T-BILL 3M +
FLAT),5/7/2024
d
7,545,384
1,999,998
5.500% (T-BILL 3M +
FLAT),5/7/2024
d
1,999,998
10,000,000 5.782% ,6/14/2024 10,213,522
U.S. Treasury Notes
50,000,000
5.363% (USBMMY 3M +
0.037%),7/31/2024
d
50,000,893
Total 424,803,425
Principal
Amount U.S. Municipals ( 3.5% )
a
Value
Austin, TX
13,500,000 5.430% ,5/7/2024
c
13,499,162
California State
15,000,000 5.420% ,5/6/2024
c
14,999,224

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount U.S. Municipals (3.5%)
a
Value
$ 9,320,000 5.380% ,5/14/2024
c
$ 9,318,733
Idaho Housing & Finance
Association
12,850,000 5.500% ,6/6/2024
c
12,843,885
10,000,000 5.480% ,7/2/2024
c
9,994,849
24,000,000 5.500% ,7/9/2024
c
23,986,500
Long Island Power Auth.
20,000,000 5.430% ,5/6/2024
c
19,998,830
15,000,000 5.430% ,5/8/2024
c
14,998,847
10,380,000 5.430% ,5/9/2024
c
10,379,102
Los Angeles, CA Wastewater
System Rev.
25,000,000 5.430% ,5/8/2024
b,c
24,998,055
South Carolina Public Service Auth.
20,000,000 5.500% ,6/6/2024
c
19,991,530
South Carolina Public Service Auth.
Rev.
7,500,000 5.470% ,5/8/2024
c
7,499,417
Total 182,508,134
Principal
Amount Utilities ( 13.6% )
a
Value
Ameren Illinois Company
25,000,000 5.550% ,5/1/2024 24,996,235
25,000,000 5.550% ,5/16/2024 24,939,055
American Electric Power Company,
Inc.
25,000,000 5.550% ,5/28/2024
b
24,891,932
Duke Energy Corporation
25,000,000 5.510% ,5/7/2024
b
24,973,604
25,000,000 5.510% ,5/8/2024
b
24,969,799
18,800,000 5.510% ,5/9/2024
b
18,774,421
25,000,000 5.520% ,5/14/2024
b
24,946,792
Enbridge US, Inc.
2,485,000 5.510% ,5/1/2024
b,c
2,484,619
11,000,000 5.500% ,5/2/2024
b,c
10,996,625
37,520,000 5.573% ,5/6/2024
b,c
37,485,428
24,100,000 5.510% ,5/8/2024
b,c
24,070,358
25,000,000 5.510% ,5/13/2024
b,c
24,949,812
Exelon Corporation
25,000,000 5.550% ,5/9/2024
b
24,965,986
NextEra Energy Capital Holdings,
Inc.
5,000,000 5.570% ,5/20/2024
b,c
4,984,697
25,000,000 5.580% ,5/21/2024
b,c
24,919,573
17,000,000 5.570% ,5/29/2024
b,c
16,923,806
25,000,000 5.580% ,6/5/2024
b,c
24,860,650
25,000,000 5.570% ,6/6/2024
b,c
24,856,762
25,000,000 5.570% ,6/18/2024
b,c
24,810,034
25,000,000 5.570% ,6/20/2024
b,c
24,802,233
NiSource, Inc.
25,000,000 5.550% ,5/2/2024
b
24,992,468
25,000,000 5.510% ,5/16/2024
b
24,939,056
13,000,000 5.520% ,5/21/2024
b
12,958,178
Sempra
22,900,000 5.500% ,5/8/2024
b
22,872,330
25,570,000 5.520% ,5/15/2024
b
25,511,519
Southern Company
25,000,000 5.520% ,5/14/2024
b
24,946,792
25,000,000 5.550% ,5/30/2024
b
24,883,958
25,000,000 5.550% ,5/31/2024
b
24,880,076
Southern Power Company
10,000,000 5.550% ,5/29/2024
b
9,955,180
Principal
Amount Utilities (13.6%)
a
Value
TransCanada PipeLines, Ltd.
$ 23,600,000 5.481% ,5/6/2024
b
$ 23,578,648
12,500,000 5.510% ,5/16/2024
b
12,469,528
WEC Energy Group, Inc.
10,000,000 5.530% ,5/7/2024
b
9,989,442
Xcel Energy, Inc.
25,000,000 5.550% ,5/23/2024
b
24,911,718
Total 706,491,314
Total Investments (cost
$5,239,841,452) 100.7% $5,239,349,831
Other Assets and Liabilities,
Net (0.7)% (34,548,289)
Total Net Assets 100.0% $5,204,801,542
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $3,526,094,592 or
67.7% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
Auth. - Authority
plc - Public Limited Company
Rev. - Revenue
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $564,048
Gross unrealized depreciation (1,055,669)
Net unrealized appreciation (depreciation) ($491,621)
Cost for federal income tax purposes $5,239,841,452

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 6,305,196 – 6,305,196 –
Basic Materials 215,962,912 – 215,962,912 –
Capital Goods 222,963,371 – 222,963,371 –
Communications Services 57,018,540 – 57,018,540 –
Consumer Cyclical 595,402,698 – 595,402,698 –
Consumer Non-Cyclical 309,414,521 – 309,414,521 –
Energy 24,969,642 – 24,969,642 –
Financials 2,179,554,769 – 2,179,554,769 –
Foreign 19,593,875 – 19,593,875 –
Technology 184,654,421 – 184,654,421 –
Transportation 109,707,013 – 109,707,013 –
U.S. Government & Agencies 424,803,425 – 424,803,425 –
U.S. Municipals 182,508,134 – 182,508,134 –
Utilities 706,491,314 – 706,491,314 –
Total Investments at Value $5,239,349,831 $– $5,239,349,831 $–

Small Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (0.9%)
88,747 Ziff Davis, Inc.
a
$ 4,447,112
Total 4,447,112
Consumer Discretionary (13.3%)
46,305 Asbury Automotive Group, Inc.
a
9,735,163
249,887 Cedar Fair, LP 9,663,130
270,785 Cheesecake Factory, Inc. 9,347,498
46,522 Grand Canyon Education, Inc.
a
6,048,791
65,577 Lear Corporation 8,254,177
65,222 Meritage Homes Corporation 10,809,894
41,393 PVH Corporation 4,503,559
87,413 Signet Jewelers, Ltd. 8,569,097
32,881 Wyndham Hotels & Resorts, Inc. 2,417,082
Total 69,348,391
Consumer Staples (4.3%)
25,051 Casey's General Stores, Inc. 8,005,798
145,505 Pilgrim's Pride Corporation
a
5,241,090
487,440 Primo Water Corporation 9,197,993
Total 22,444,881
Energy (6.9%)
69,553 Gulfport Energy Corporation
a
11,038,757
407,776 Magnolia Oil & Gas Corporation 10,222,944
374,269 NOV, Inc. 6,920,234
305,510 TechnipFMC plc 7,827,166
Total 36,009,101
Financials (23.6%)
211,982 Ally Financial, Inc. 8,129,510
184,251 Banner Corporation 8,038,871
239,841 Cadence Bank 6,636,400
180,976 Essent Group, Ltd. 9,586,299
52,830 Evercore, Inc. 9,588,645
750,568 F.N.B. Corporation 10,012,577
606,642 First Commonwealth Financial
Corporation 8,001,608
272,823 Heartland Financial USA, Inc. 11,488,576
45,603 Houlihan Lokey, Inc. 5,813,926
542,083 Old National Bancorp 8,966,053
56,719 RLI Corporation 8,017,231
144,231 Voya Financial, Inc. 9,830,785
162,261 Western Alliance Bancorp 9,221,293
93,916 Wintrust Financial Corporation 9,076,042
Total 122,407,816
Health Care (3.6%)
161,353 Enovis Corporation
a
8,911,526
192,068 Globus Medical, Inc.
a
9,563,066
Total 18,474,592
Industrials (18.6%)
128,049 AAR Corporation
a
8,853,308
227,143 Air Lease Corporation 11,411,664
191,416 Barnes Group, Inc. 6,645,964
455,249 Dun & Bradstreet Holdings, Inc. 4,142,766
210,387 Fluor Corporation
a
8,484,908
411,986 Gates Industrial Corporation plc
a
7,259,193
112,808 Greenbrier Companies, Inc. 5,571,587
41,780 Herc Holdings, Inc. 5,975,793
48,089 Kirby Corporation
a
5,247,953
479,320 Masterbrand, Inc.
a
7,990,264
Shares Common Stock (97.3%) Value
Industrials (18.6%) - continued
40,931 Moog, Inc. $ 6,510,894
444,169 Schneider National, Inc. 9,185,415
105,048 Timken Company 9,372,383
Total 96,652,092
Information Technology (10.5%)
106,564 Bel Fuse, Inc. 6,257,438
118,020 Celestica, Inc.
a
5,113,807
166,162 Ciena Corporation
a
7,681,669
67,121 FormFactor, Inc.
a
2,992,925
315,651 Knowles Corporation
a
4,996,755
97,602 MKS Instruments, Inc. 11,612,686
77,182 Plexus Corporation
a
7,796,154
558,365 TTM Technologies, Inc.
a
8,336,390
Total 54,787,824
Materials (6.8%)
170,706 Greif, Inc. 10,460,864
134,767 Ingevity Corporation
a
6,891,984
270,037 Summit Materials, Inc.
a
10,504,439
424,414 Tronox Holdings plc 7,210,794
Total 35,068,081
Real Estate (5.8%)
97,810 Agree Realty Corporation 5,596,688
1,085,377 Cushman and Wakefield plc
a
10,473,888
460,668 Independence Realty Trust, Inc. 7,264,735
331,692 Plymouth Industrial REIT, Inc. 6,925,729
Total 30,261,040
Utilities (3.0%)
141,065 Black Hills Corporation 7,744,469
127,885 Spire, Inc. 7,902,014
Total 15,646,483
Total Common Stock
(cost $455,911,120) 505,547,413
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
1,013,610 5.580% 10,136,095
Total Short-Term Investments
(cost $10,136,095) 10,136,095
Total Investments (cost
$466,047,215) 99.3% $515,683,508
Other Assets and Liabilities, Net
0.7% 3,788,138
Total Net Assets 100.0% $519,471,646
a Non-income producing security.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $73,120,476
Gross unrealized depreciation (25,466,199)
Net unrealized appreciation (depreciation) $47,654,277
Cost for federal income tax purposes $468,029,231
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,447,112 4,447,112 – –
Consumer Discretionary 69,348,391 69,348,391 – –
Consumer Staples 22,444,881 22,444,881 – –
Energy 36,009,101 36,009,101 – –
Financials 122,407,816 122,407,816 – –
Health Care 18,474,592 18,474,592 – –
Industrials 96,652,092 96,652,092 – –
Information Technology 54,787,824 54,787,824 – –
Materials 35,068,081 35,068,081 – –
Real Estate 30,261,040 30,261,040 – –
Utilities 15,646,483 15,646,483 – –
Subtotal Investments in Securities $505,547,413 $505,547,413 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 10,136,095
Subtotal Other Investments $10,136,095
Total Investments at Value $515,683,508
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $13,034 $73,204 $76,102 $10,136 1,014 2.0%
Total Affiliated Short-Term Investments 13,034 10,136 2.0
Total Value $13,034 $10,136
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $– $406
Total Income/Non Cash Income from Affiliated Investments $406
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2024 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Assets
Investments in unaffiliated securities at cost $ 826,879,673 $ 479,088,025 $ 477,679,254 $ 17,124,650
Investments in affiliated securities at cost $ 24,666,056 $ 10,580,313 $ 9,995,919 $ 109,574
Investments in unaffiliated securities at value (#) 714,063,235 513,786,449 544,759,644 21,940,626
Investments in affiliated securities at value 24,666,056 10,580,313 9,995,919 109,574
Cash — 5,584 — —
Foreign currency — 2,087,883
(a)
193,885
(b)
—
Dividends and interest receivable 10,448,750 1,188,310 4,346,053 28,944
Prepaid expenses 479 407 410 524
Prepaid trustee fees 1,319 1,320 1,320 1,319
Receivable for:
Investments sold 1,025,000 — — —
Expense reimbursements — — — 1,584
Total Assets 750,204,839 527,650,266 559,297,231 22,082,571
Liabilities
Accrued expenses 33,138 152,315 47,023 25,324
Payable for:
Investments purchased on a delayed-delivery basis 984,910 — — —
Return of collateral for securities loaned 7,167,000 3,713,731 8,679,350 —
Foreign capital gain tax liability — 3,466,524 — —
Fund shares redeemed 100,000 — — —
Variation margin on open future contracts — 344,630 263,640 —
Administrative service fees 1,727 1,213 1,293 52
Director deferred compensation 5,768 5,224 5,768 5,761
Contingent liabilities^ — — — —
Total Liabilities 8,292,543 7,683,637 8,997,074 31,137
Net Assets
Capital stock (beneficial interest) 940,818,632 571,967,681 499,543,961 (64,099,006)
Distributable earnings/(accumulated loss) (198,906,336) (52,001,052) 50,756,196 86,150,440
Total Net Assets $ 741,912,296 $ 519,966,629 $ 550,300,157 $ 22,051,434
Shares of beneficial interest outstanding 94,227,859 57,382,218 53,691,110 2,074,584
Net asset value per share $ 7.87 $ 9.06 $ 10.25 $ 10.63
(#) Includes securities on loan of $ 6,677,114 $ 3,547,596 $ 7,924,300 $ —
(a) Foreign currency holdings, cost $2,121,186.
(b) Foreign currency holdings, cost $195,064.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2024 (unaudited)
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $ 447,329,912 $ 5,239,841,452 $ 455,911,120
Investments in affiliated securities at cost $ 7,349,673 $ — $ 10,136,095
Investments in unaffiliated securities at value (#) 491,175,718 5,239,349,831 505,547,413
Investments in affiliated securities at value 7,349,673 — 10,136,095
Cash — 243,986 —
Dividends and interest receivable 445,977 12,325,759 317,989
Prepaid expenses 402 1,358 414
Prepaid trustee fees 1,319 1,319 1,319
Receivable for:
Investments sold 5,580,504 — 4,055,673
Total Assets 504,553,593 5,251,922,253 520,058,903
Liabilities
Distributions payable — 23,251,788 —
Accrued expenses 24,768 47,893 24,654
Payable for:
Investments purchased 3,800,464 23,814,508 556,628
Administrative service fees 1,195 — 1,226
Director deferred compensation 2,478 6,522 4,749
Contingent liabilities^ — — —
Total Liabilities 3,828,905 47,120,711 587,257
Net Assets
Capital stock (beneficial interest) 438,833,686 5,206,436,246 477,108,621
Distributable earnings/(accumulated loss) 61,891,002 (1,634,704) 42,363,025
Total Net Assets $ 500,724,688 $ 5,204,801,542 $ 519,471,646
Shares of beneficial interest outstanding 46,991,756 520,448,061 51,551,459
Net asset value per share $ 10.66 $ 10.00 $ 10.08
(#) Includes securities on loan of $ — $ — $ —
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2024 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Investment Income
Dividends $ — $ 7,035,700 $ 8,448,236 $ 1,872,260
Interest 22,440,570 15,226 24,519 2,162
Affiliated income from securities loaned, net 68,537 3,843 22,269 14,378
Income from affiliated investments 370,927 126,022 52,383 26,754
Foreign tax withholding — (876,076) (797,340) (815)
Total Investment Income 22,880,034 6,304,715 7,750,067 1,914,739
Expenses
Administrative service fees 102,462 80,471 80,778 52,044
Audit and legal fees 20,170 32,899 20,605 20,019
Custody fees 20,545 333,533 66,650 3,072
Insurance expenses 2,871 2,439 2,456 3,143
Printing and postage expenses 3,495 4,773 4,695 3,807
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 5,777 5,698 5,777 5,777
Pricing service fees 18,515 20,741 21,037 597
Other expenses 7,400 7,491 8,664 6,952
Total Expenses Before Reimbursement 183,735 490,545 213,162 97,911
Less:
Reimbursement from adviser — — — (57,585)
Total Net Expenses 183,735 490,545 213,162 40,326
Net Investment Income/(Loss) 22,696,299 5,814,170 7,536,905 1,874,413
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (8,302,220) (6,388,469)
(a)
14,260,832 82,561,044
Futures contracts — 1,167,127 707,063 698,865
Foreign currency transactions (56,422) (291,895) (108,065) —
Change in net unrealized appreciation/(depreciation) on:
Investments 67,058,750 73,338,833 49,265,529 (45,318,898)
Futures contracts — 402,677 381,744 —
Foreign currency transactions 295 (44,198) (5,041) —
Foreign capital gain tax liability — (2,633,775) — —
Net Realized and Unrealized Gains/(Losses) 58,700,403 65,550,300 64,502,062 37,941,011
Net Increase/(Decrease) in Net Assets Resulting
From Operations $ 81,396,702 $ 71,364,470 $ 72,038,967 $ 39,815,424
(a) Includes foreign capital gain taxes paid of  $1,077,841.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2024 (unaudited)
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Investment Income
Dividends $5,371,727 $— $4,424,435
Interest — 139,593,829 —
Income from affiliated investments 285,312 — 406,433
Foreign tax withholding — — (13,771)
Total Investment Income 5,657,039 139,593,829 4,817,097
Expenses
Administrative service fees 82,521 48,333 83,842
Amortization of offering costs 969 — —
Audit and legal fees 19,737 30,978 19,770
Custody fees 4,559 26,419 3,860
Insurance expenses 2,412 8,146 2,483
Printing and postage expenses 3,259 3,501 3,609
Transfer agent fees 2,500 2,500 2,500
Directors' fees 5,224 5,880 5,610
Pricing service fees 565 27,408 439
Other expenses 7,169 6,835 7,060
Total Expenses Before Reimbursement 128,915 160,000 129,173
Total Net Expenses 128,915 160,000 129,173
Net Investment Income/(Loss) 5,528,124 139,433,829 4,687,924
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 16,165,555 36,177 12,103,427
Class action settlements — 1,997 —
Foreign currency transactions (4,124) — —
Change in net unrealized appreciation/(depreciation) on:
Investments 58,234,219 (388,709) 77,393,943
Net Realized and Unrealized Gains/(Losses) 74,395,650 (350,535) 89,497,370
Net Increase/(Decrease) in Net Assets Resulting
From Operations $79,923,774 $139,083,294 $94,185,294

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
Operations
Net investment income/(loss) $22,696,299 $45,869,547 $5,814,170 $13,864,294
Net realized gains/(losses) (8,358,642) (20,008,078) (5,513,237) (24,299,873)
Change in net unrealized appreciation/(depreciation) 67,059,045 44,962,466 71,063,537 62,363,349
Net Change in Net Assets Resulting From Operations
81,396,702 70,823,935 71,364,470 51,927,770
Distributions to Shareholders
From net investment income/net realized gains (22,547,729) (46,609,607) (16,146,827) (16,649,785)
Total Distributions to Shareholders
(22,547,729) (46,609,607) (16,146,827) (16,649,785)
Capital Stock Transactions
Sold – 150,000 4,000,000 –
Distributions reinvested 22,547,729 46,609,607 16,146,827 16,649,785
Redeemed (52,058,000) (103,611,000) (4,000,000) (7,000,000)
Total Capital Stock Transactions (29,510,271) (56,851,393) 16,146,827 9,649,785
Net Increase/(Decrease) in Net Assets 29,338,702 (32,637,065) 71,364,470 44,927,770
Net Assets, Beginning of Period 712,573,594 745,210,659 448,602,159 403,674,389
Net Assets, End of Period $741,912,296 $712,573,594 $519,966,629 $448,602,159
Capital Stock Share Transactions
Sold – 18,885 453,002 –
Distributions reinvested 2,855,630 6,143,082 1,851,700 2,032,941
Redeemed (6,599,506) (13,518,782) (453,001) (868,487)
Total Capital Stock Share Transactions
(3,743,876) (7,356,815) 1,851,701 1,164,454
(a) For the period from February 28, 2023 (commencement date of operations) through October 31, 2023.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Mid Cap Value Fund
4/30/2024 (unaudited) 10/31/2023 4/30/2024 (unaudited) 10/31/2023 4/30/2024 (unaudited) 10/31/2023
(a)
$7,536,905 $16,029,956 $1,874,413 $19,764,091 $5,528,124 $5,984,497
14,859,830 3,946,331 83,259,909 44,482,350 16,161,431 145,130
49,642,232 37,165,657 (45,318,898) (37,990,082) 58,234,219 (14,388,413)
72,038,967 57,141,944 39,815,424 26,256,359 79,923,774 (8,258,786)
(17,186,076) (11,698,806) (41,869,791) (100,878,461) (9,500,783) –
(17,186,076) (11,698,806) (41,869,791) (100,878,461) (9,500,783) –
66,000,000 22,000,000 – – – 500,160,000
17,186,076 11,698,806 41,869,791 100,878,461 9,500,783 –
(25,500,000) (72,000,000) (496,000,000) (556,000,000) (32,000,000) (39,100,300)
57,686,076 (38,301,194) (454,130,209) (455,121,539) (22,499,217) 461,059,700
112,538,967 7,141,944 (456,184,576) (529,743,641) 47,923,774 452,800,914
437,761,190 430,619,246 478,236,010 1,007,979,651 452,800,914 –
$550,300,157 $437,761,190 $22,051,434 $478,236,010 $500,724,688 $452,800,914
6,515,301 2,308,499 – – – 53,131,531
1,701,592 1,329,410 3,940,878 8,745,025 894,207 –
(2,517,275) (7,692,046) (45,101,650) (48,900,330) (2,965,709) (4,068,273)
5,699,618 (4,054,137) (41,160,772) (40,155,305) (2,071,502) 49,063,258

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Reserve Fund Small Cap Value Fund
For the periods ended
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
Operations
Net investment income/(loss) $139,433,829 $227,952,849 $4,687,924 $10,069,863
Net realized gains/(losses) 38,174 124,664 12,103,427 (14,829,215)
Change in net unrealized appreciation/(depreciation) (388,709) 1,712,883 77,393,943 (37,535,474)
Net Change in Net Assets Resulting From Operations
139,083,294 229,790,396 94,185,294 (42,294,826)
Distributions to Shareholders
From net investment income/net realized gains (139,433,828) (227,952,849) (8,600,132) (6,546,525)
Total Distributions to Shareholders
(139,433,828) (227,952,849) (8,600,132) (6,546,525)
Capital Stock Transactions
Sold 8,268,308,885 14,590,457,649 – –
Distributions reinvested – – 8,600,132 6,546,525
Redeemed (7,636,335,700) (14,245,900,003) (39,000,000) (39,000,000)
Total Capital Stock Transactions 631,973,185 344,557,646 (30,399,868) (32,453,475)
Net Increase/(Decrease) in Net Assets 631,622,651 346,395,193 55,185,294 (81,294,826)
Net Assets, Beginning of Period 4,573,178,891 4,226,783,698 464,286,352 545,581,178
Net Assets, End of Period $5,204,801,542 $4,573,178,891 $519,471,646 $464,286,352
Capital Stock Share Transactions
Sold 826,830,888 1,459,045,765 – –
Distributions reinvested – – 857,441 713,907
Redeemed (763,633,570) (1,424,590,000) (3,881,479) (4,396,296)
Total Capital Stock Share Transactions
63,197,318 34,455,765 (3,024,038) (3,682,389)

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the
Trust's Board of Trustees may determine from time to time.  The Trust is divided into seven separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").
The seven series of the Trust are Thrivent Core Emerging Markets
Debt and Thrivent Core Emerging Markets Equity, which are non-
diversified, and Thrivent Core International Equity, Thrivent Core
Low Volatility Equity, Thrivent Core Mid Cap Value, Thrivent Core
Short-Term Reserve and Thrivent Core Small Cap Value, which
are diversified.  Thrivent Core Short-Term Reserve serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund,
Inc.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt are declared and distributed monthly.
Dividends from Emerging Markets Equity, International Equity, Low
Volatility Equity, Mid Cap Value, and Small Cap Value are declared and distributed annually.  Dividends from Short-Term Reserve are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are paid at least annually after the

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2024, Core Emerging
Markets Equity, Core International Equity, and Core Low Volatility
Equity used equity futures to manage exposure to the equities market.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2024, no Fund reported an accrual for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Mid Cap Value are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Expense Reimbursements
— For the six months ended April 30,
2024, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Fees
— The Trust has entered into an administration and
accounting services agreement with the Adviser pursuant to
which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 30, 2024, the
Adviser received aggregate fees for administrative and accounting personnel and services of $523,748 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the six months ended April 30,
2024, Thrivent Investor Services received $17,500 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to
Fund Percentage
Expiration
Date
Low Volatility Equity 0.05% 2/28/2025

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$29,618 in fees from the Trust during the six months ended April
30, 2024. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended April 30, 2024, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At fiscal year-
end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2024, the tax-basis balance has not yet been determined.
At October 31, 2023, the following Funds had accumulated net realized capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2024, no Funds engaged in these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of April 30, 2024, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 90,403,208
Emerging Markets Equity 71,911,660
International Equity 28,843,466
Short-Term Reserve 1,209,076
Small Cap Value 19,457,961
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $34,113 $70,177
Emerging Markets Equity 197,356 194,903
International Equity 263,995 217,328
Low Volatility Equity 59,000 550,725
Mid Cap Value 156,388 182,848
Short-Term Reserve 108,855 108,914
Small Cap Value 106,062 140,581
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $80,000 $79,283

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of  subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 30, 2024, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’
ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the
Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile,
Fund Sector
% of Total Net
Assets
Emerging Markets Debt Foreign Government 83.6%
Emerging Markets Equity Information Technology 25.5%
Short-Term Reserve Financials 41.9%

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund

Thrivent Core Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2024
(unaudited)
$ 7.27 $ 0.24 $ 0.59 $ 0.83 $ (0.23) $ –
Year Ended 10/31/2023 7.08 0.45 0.20 0.65 (0.46) –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
EMERGING MARKETS EQUITY FUND
Period Ended 4/30/2024
(unaudited)
8.08 0.10 1.17 1.27 (0.29) –
Year Ended 10/31/2023 7.43 0.25 0.71 0.96 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(c)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2024
(unaudited)
9.12 0.15 1.34 1.49 (0.36) –
Year Ended 10/31/2023 8.27 0.33 0.74 1.07 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
LOW VOLATILITY EQUITY FUND
Period Ended 4/30/2024
(unaudited)
(d)
11.06 0. 14 1.24 1.38 (0.44) (1.37)
Year Ended 10/31/2023
(d)
12.09 0.24 (0.08) 0.16 (0.22) (0.97)
Year Ended 10/31/2022 14.98 0.23 (0.90) (0.67) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
MID CAP VALUE FUND
Period Ended 4/30/2024
(unaudited)
9.23 0.12 1.50 1.62 (0.15) (0.04)
Year Ended 10/31/2023
(e)
10.00 0.12 (0.89) (0.77) – –
SHORT-TERM RESERVE FUND
Period Ended 4/30/2024
(unaudited)
10.00 0.28 0.00 0.28 (0.28) –
Year Ended 10/31/2023 10.00 0.51 0.00 0.51 (0.51) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
SMALL CAP VALUE FUND
Period Ended 4/30/2024
(unaudited)
8.51 0.09 1.64 1.73 (0.16) –
Year Ended 10/31/2023 9.36 0.18 (0.92) (0.74) (0.11) –
Year Ended 10/31/2022
(f)
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)
(d)
(e)
(f)
*
**
Since commencement date of operations, February 3, 2020.
Per share amounts have been calculated using the average shares outstanding method.
Since commencement date of operations, February 28, 2023.
Since commencement date of operations, March 31, 2022.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.23) $ 7.87 11.51% $ 741.9 0.05% 6.02% 0.05% 6.02% 5%
(0.46) 7.27 9.08% 712.6 0.05% 5.92% 0.05% 5.92% 16%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.29) 9.06 15.87% 520.0 0.20% 2.35% 0.20% 2.35% 40%
(0.31) 8.08 12.81% 448.6 0.19% 2.92% 0.19% 2.92% 80%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.36) 10.25 16.38% 550.3 0.09% 3.02% 0.09% 3.02% 44%
(0.22) 9.12 13.09% 437.8 0.09% 3.31% 0.09% 3.31% 86%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(1.81) 10.63 13.02% 22.1 0.05% 2.32% 0.12% 2.25% 31%
(1.19) 11.06 1.07% 478.2 0.04% 2.06% 0.04% 2.06% 87%
(2.22) 12.09 (5.48)% 1,008.0 0.03% 1.91% 0.03% 1.91% 79%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
(0.19) 10.66 17.60% 500.7 0.05% 2.13% 0.05% 2.13% 31%
– 9.23 (7.70)% 452.8 0.06% 2.21% 0.06% 2.21% 39%
(0.28) 10.00 2.85% 5,204.8 0.01% 5.67% 0.01% 5.67% 35%
(0.51) 10.00 5.27% 4,573.2 0.01% 5.14% 0.01% 5.14% 101%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.16) 10.08 20.31% 519.5 0.05% 1.75% 0.05% 1.75% 21%
(0.11) 8.51 (7.97)% 464.3 0.05% 1.86% 0.05% 1.86% 55%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies related to portfolio securities on Form N-PX with the
SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You may also review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Liquidity
Program”) designed to assess and manage each Fund’s liquidity risk (defined by the U.S. Securities and Exchange Commission as the
risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the
Fund). The Board, including a majority of the independent Trustees, designated Thrivent Asset Management, LLC (“TAM”), the Funds’
investment adviser, as the liquidity risk management program administrator (the “Program Administrator”). The Program Administrator has
delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee (the “LRM Committee”). The LRM Committee
is comprised of representatives of TAM.
The Liquidity Program with respect to the Funds is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the effect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 27-28, 2024, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. The were no material changes to the Liquidity
Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). There Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

Additional Information
(unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 14-15, 2023, (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Funds in relation to other Thrivent funds, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
6. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 16 to November
14, 2023 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.
The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent
Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds; performance in comparison to benchmarks; information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds; and
information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year.
The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Additional Information
(unaudited)
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations or one of its Committees gave the Board the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser. The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with
Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s
Chief Compliance Officer follow up on any additional questions or concerns that arise during quarterly meetings and then report the results of the follow up to the Board or one of its Committees.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management team of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the
Adviser and other service providers to the Funds with the hybrid working environment and responses to changing market conditions.
The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund. When evaluating investment performance, the Board considered longer-
term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted
that the Thrivent Core International Equity Fund had performance in the fourth quartile for the five-year performance period, the Thrivent
Core Small Cap Value Fund had performance in the fourth quartile for the 1-year performance period and the Thrivent Core Low Volatility
Fund had performance in the fourth quartile for the 1- and 5-year performance periods. The Board also considered whether each Fund has operated within its investment objective, that TCF Funds are not sold directly to the public and that the Adviser was adequately addressing any performance concerns.
Advisory Fees and Fund Expenses
The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses. The Board noted that each Fund’s net expense ratio was lower than its respective peer group median. The Board considered the non-advisory fees to be reasonable.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of Fund shareholders.
On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.

Additional Information
(unaudited)
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board considered the level of the
Adviser’s profits with respect to all the Thrivent funds, including the Funds. The Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the Funds.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, and research received by the Adviser generated from soft dollar commissions for portfolio trading. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.